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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number                   811-01424
                                  ----------------------------------------------



                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



              11 Greenway Plaza, Suite 100    Houston, Texas 77046
--------------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)



    Philip A. Taylor    11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)



Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------


Date of fiscal year end:         10/31
                        -----------------------


Date of reporting period:       04/30/07
                         ----------------------

Item 1. Reports to Stockholders.

                          AIM CAPITAL DEVELOPMENT FUND
              Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Mid-Cap Growth

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   17
Fund Expenses ............................   21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM CAPITAL DEVELOPMENT FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to
                                             Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Capital Development Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Consumer Discretionary                            18.4%
---------------------------------------------------------
Information Technology                            17.4
---------------------------------------------------------
Industrials                                       16.8
---------------------------------------------------------
Health Care                                       14.9
---------------------------------------------------------
Financials                                        11.1
---------------------------------------------------------
Energy                                             8.2
---------------------------------------------------------
Telecommunication Services                         5.3
---------------------------------------------------------
Materials                                          3.7
---------------------------------------------------------
Consumer Staples                                   0.9
---------------------------------------------------------
Utilities                                          0.9
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      2.4
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.65%

ADVERTISING-2.58%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                            487,727   $   13,924,606
--------------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (China)(a)           502,255       18,583,435
--------------------------------------------------------------------------
Lamar Advertising Co.-Class A(b)                  240,808       14,530,355
==========================================================================
                                                                47,038,396
==========================================================================

AEROSPACE & DEFENSE-5.50%

AerCap Holdings N.V. (Netherlands)(a)             537,290       15,672,749
--------------------------------------------------------------------------
Armor Holdings, Inc.(a)                           268,575       19,203,113
--------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                 180,818       16,260,963
--------------------------------------------------------------------------
Precision Castparts Corp.                         300,630       31,298,589
--------------------------------------------------------------------------
Spirit Aerosystems Holdings Inc.-Class A(a)       568,295       17,975,171
==========================================================================
                                                               100,410,585
==========================================================================

AIR FREIGHT & LOGISTICS-0.72%

Robinson (C.H.) Worldwide, Inc.                   245,948       13,148,380
==========================================================================

ALTERNATIVE CARRIERS-0.76%

Level 3 Communications, Inc.(a)(b)              2,481,130       13,795,083
==========================================================================

APPAREL RETAIL-2.60%

Abercrombie & Fitch Co.-Class A                   204,304       16,683,465
--------------------------------------------------------------------------
Aeropostale, Inc.(a)                              229,027        9,424,461
--------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                            214,407        8,310,415
--------------------------------------------------------------------------
Ross Stores, Inc.                                 393,073       13,030,370
==========================================================================
                                                                47,448,711
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


APPAREL, ACCESSORIES & LUXURY GOODS-2.78%

Carter's, Inc.(a)                                 478,966   $   12,548,909
--------------------------------------------------------------------------
Coach, Inc.(a)                                    314,156       15,340,238
--------------------------------------------------------------------------
Polo Ralph Lauren Corp.                           247,592       22,805,699
==========================================================================
                                                                50,694,846
==========================================================================

APPLICATION SOFTWARE-3.48%

Amdocs Ltd.(a)                                    430,379       15,816,428
--------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   796,226       17,676,217
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           512,118       16,695,047
--------------------------------------------------------------------------
TIBCO Software Inc.(a)                          1,468,004       13,388,197
==========================================================================
                                                                63,575,889
==========================================================================

BIOTECHNOLOGY-1.03%

Genzyme Corp.(a)                                  287,000       18,743,970
==========================================================================

BROADCASTING & CABLE TV-0.24%

XM Satellite Radio Holdings Inc.-Class A(a)       370,572        4,335,692
==========================================================================

CASINOS & GAMING-1.63%

International Game Technology                     219,695        8,379,167
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)(b)              643,851       21,433,800
==========================================================================
                                                                29,812,967
==========================================================================

COMMUNICATIONS EQUIPMENT-0.45%

Comverse Technology, Inc.(a)                      363,630        8,247,128
==========================================================================

COMPUTER HARDWARE-0.51%

NCR Corp.(a)                                      184,200        9,283,680
==========================================================================

AIM Capital Development Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-1.95%

Emulex Corp.(a)                                   851,303   $   17,860,337
--------------------------------------------------------------------------
Logitech International S.A.
  (Switzerland)(a)(b)                             343,546        9,244,823
--------------------------------------------------------------------------
Network Appliance, Inc.(a)                        228,612        8,506,652
==========================================================================
                                                                35,611,812
==========================================================================

CONSTRUCTION & ENGINEERING-1.42%

Foster Wheeler Ltd.(a)                            377,471       25,981,329
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.08%

Joy Global Inc.                                   389,427       19,716,689
==========================================================================

CONSUMER ELECTRONICS-0.57%

Harman International Industries, Inc.              84,679       10,321,523
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.35%

Alliance Data Systems Corp.(a)                    248,990       15,850,703
--------------------------------------------------------------------------
CheckFree Corp.(a)                                218,841        7,366,188
--------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)(b)                     662,000       18,436,700
--------------------------------------------------------------------------
Fidelity National Information Services, Inc.      387,200       19,565,216
==========================================================================
                                                                61,218,807
==========================================================================

DISTRIBUTORS-0.50%

LKQ Corp.(a)                                      404,580        9,135,416
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.56%

Corrections Corp. of America(a)                   480,385       27,285,868
--------------------------------------------------------------------------
IHS Inc.-Class A(a)                               471,902       19,508,429
==========================================================================
                                                                46,794,297
==========================================================================

DIVERSIFIED METALS & MINING-0.48%

Titanium Metals Corp.(a)                          252,831        8,730,254
==========================================================================

DRUG RETAIL-0.88%

Shoppers Drug Mart Corp. (Canada)                 351,000       16,062,069
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.99%

Cooper Industries, Ltd.-Class A                   361,600       17,993,216
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.93%

Agilent Technologies, Inc.(a)                     532,655       18,307,353
--------------------------------------------------------------------------
Amphenol Corp.-Class A                            481,894       16,919,298
==========================================================================
                                                                35,226,651
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.60%

Potash Corp. of Saskatchewan Inc. (Canada)         60,791       10,913,200
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


GENERAL MERCHANDISE STORES-1.05%

Dollar Tree Stores, Inc.(a)                       486,659   $   19,135,432
==========================================================================

HEALTH CARE DISTRIBUTORS-0.94%

Schein (Henry), Inc.(a)                           329,205       17,161,457
==========================================================================

HEALTH CARE EQUIPMENT-0.87%

ResMed Inc.(a)                                    376,424       15,907,678
==========================================================================

HEALTH CARE FACILITIES-0.43%

Psychiatric Solutions, Inc.(a)                    223,000        7,820,610
==========================================================================

HEALTH CARE SERVICES-1.91%

DaVita, Inc.(a)                                   316,639       17,291,656
--------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                  307,000       17,514,350
==========================================================================
                                                                34,806,006
==========================================================================

HEALTH CARE SUPPLIES-0.76%

Inverness Medical Innovations, Inc.(a)            346,462       13,875,803
==========================================================================

HEALTH CARE TECHNOLOGY-0.91%

Cerner Corp.(a)(b)                                312,000       16,610,880
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.80%

Hilton Hotels Corp.                               458,467       15,587,878
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         258,663       17,335,594
==========================================================================
                                                                32,923,472
==========================================================================

HOUSEWARES & SPECIALTIES-1.02%

Jarden Corp.(a)                                   441,867       18,620,275
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.39%

Monster Worldwide Inc.(a)                         168,826        7,099,133
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.94%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $12,297,138)(a)(c)                              878,367       17,128,156
==========================================================================

INDUSTRIAL CONGLOMERATES-0.53%

McDermott International, Inc.(a)                  181,559        9,742,456
==========================================================================

INDUSTRIAL GASES-0.77%

Airgas, Inc.                                      315,912       14,073,880
==========================================================================

INSURANCE BROKERS-1.05%

National Financial Partners Corp.                 416,739       19,199,166
==========================================================================

INTERNET RETAIL-0.61%

NutriSystem, Inc.(a)                              180,000       11,160,000
==========================================================================

INTERNET SOFTWARE & SERVICES-1.04%

Digital River, Inc.(a)                            323,743       18,948,678
==========================================================================

AIM Capital Development Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-2.30%

FBR Capital Markets Corp. (Acquired 07/14/06;
  Cost $7,044,000)(a)(c)                          469,600   $    7,161,400
--------------------------------------------------------------------------
Lazard Ltd.-Class A (Bermuda)(b)                  334,967       18,138,463
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      874,099       16,712,773
==========================================================================
                                                                42,012,636
==========================================================================

IT CONSULTING & OTHER SERVICES-0.91%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            185,277       16,563,764
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.86%

Applera Corp.-Applied Biosystems Group            292,000        9,122,080
--------------------------------------------------------------------------
Covance Inc.(a)                                    97,754        5,914,117
--------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          523,501       18,882,681
==========================================================================
                                                                33,918,878
==========================================================================

MANAGED HEALTH CARE-2.44%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $13,947,028)(a)(c)                            1,014,837        8,118,696
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     313,984       18,157,695
--------------------------------------------------------------------------
Humana Inc.(a)                                    289,000       18,276,360
==========================================================================
                                                                44,552,751
==========================================================================

MARINE-0.95%

American Commercial Lines Inc.(a)                 586,936       17,297,004
==========================================================================

METAL & GLASS CONTAINERS-0.82%

Owens-Illinois, Inc.(a)                           499,541       15,031,189
==========================================================================

MORTGAGE REIT'S-1.91%

KKR Holdings LLC                                  660,418       17,639,765
--------------------------------------------------------------------------
RAIT Financial Trust                              613,290       17,264,113
==========================================================================
                                                                34,903,878
==========================================================================

OFFICE SERVICES & SUPPLIES-1.61%

American Reprographics Co.(a)                     513,008       17,031,866
--------------------------------------------------------------------------
Knoll, Inc.                                       533,670       12,391,817
==========================================================================
                                                                29,423,683
==========================================================================

OIL & GAS DRILLING-2.09%

ENSCO International Inc.                          334,000       18,830,920
--------------------------------------------------------------------------
Noble Corp.                                       228,819       19,268,848
==========================================================================
                                                                38,099,768
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.33%

Complete Production Services, Inc.(a)             596,833       14,365,770
--------------------------------------------------------------------------
FMC Technologies, Inc.(a)                         247,766       17,561,654
--------------------------------------------------------------------------
Grant Prideco, Inc.(a)                            207,000       10,668,780
==========================================================================
                                                                42,596,204
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-2.31%

Pioneer Natural Resources Co.                     190,000   $    9,538,000
--------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(d)                     617,012       13,271,928
--------------------------------------------------------------------------
Southwestern Energy Co.(a)                        460,000       19,320,000
==========================================================================
                                                                42,129,928
==========================================================================

OIL & GAS REFINING & MARKETING-0.51%

Petroplus Holdings A.G. (Switzerland)(a)(e)       115,000        9,406,246
==========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.95%

Williams Cos., Inc. (The)                         590,000       17,405,000
==========================================================================

PHARMACEUTICALS-3.73%

Adams Respiratory Therapeutics, Inc.(a)           288,000       10,802,880
--------------------------------------------------------------------------
Allergan, Inc.                                     77,000        9,332,400
--------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                      313,000       15,136,680
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              344,000       10,457,600
--------------------------------------------------------------------------
Sepracor Inc.(a)                                   87,000        4,670,160
--------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                    252,838       17,670,848
==========================================================================
                                                                68,070,568
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.88%

LandAmerica Financial Group, Inc.                 259,459       20,847,531
--------------------------------------------------------------------------
Security Capital Assurance Ltd.                   420,959       13,512,784
==========================================================================
                                                                34,360,315
==========================================================================

PUBLISHING-1.04%

R.H. Donnelley Corp.(a)                           242,880       18,966,499
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.95%

CB Richard Ellis Group, Inc.-Class A(a)           672,444       22,762,230
--------------------------------------------------------------------------
Meruelo Maddux Properties, Inc.(a)              1,595,258       12,937,542
==========================================================================
                                                                35,699,772
==========================================================================

REGIONAL BANKS-0.67%

Signature Bank(a)                                 386,757       12,167,375
==========================================================================

RESTAURANTS-1.05%

Burger King Holdings Inc.                         820,381       19,254,342
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.71%

KLA-Tencor Corp.                                  172,439        9,578,986
--------------------------------------------------------------------------
Lam Research Corp.(a)                             181,385        9,754,885
--------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                218,021       11,964,993
==========================================================================
                                                                31,298,864
==========================================================================

AIM Capital Development Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

SEMICONDUCTORS-2.11%

Maxim Integrated Products, Inc.                   284,014   $    9,008,924
--------------------------------------------------------------------------
Microsemi Corp.(a)                                858,719       19,844,996
--------------------------------------------------------------------------
NVIDIA Corp.(a)                                   293,733        9,660,879
==========================================================================
                                                                38,514,799
==========================================================================

SPECIALIZED FINANCE-1.34%

Chicago Mercantile Exchange Holdings Inc.-
  Class A                                          28,338       14,643,661
--------------------------------------------------------------------------
Intercontinental Exchange Inc.(a)                  77,122        9,794,494
==========================================================================
                                                                24,438,155
==========================================================================

SPECIALTY STORES-0.98%

PetSmart, Inc.                                    540,697       17,945,733
==========================================================================

STEEL-1.02%

Allegheny Technologies, Inc.                      170,836       18,720,209
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.04%

People's Choice Financial Corp. (Acquired
  12/21/04-06/09/06; Cost
  $11,966,415)(a)(c)(d)                         1,294,269          763,619
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.02%

WESCO International, Inc.(a)                      295,298       18,653,975
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.51%

American Tower Corp.-Class A(a)                   406,967       15,464,746
--------------------------------------------------------------------------
Crown Castle International Corp.(a)               487,865       16,753,284
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Leap Wireless International, Inc.(a)              130,245   $    9,941,601
--------------------------------------------------------------------------
NII Holdings Inc.(a)                              324,400       24,897,700
--------------------------------------------------------------------------
SBA Communications Corp.-Class A(a)               517,459       15,223,644
==========================================================================
                                                                82,280,975
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,409,222,705)                        1,782,929,801
==========================================================================

MONEY MARKET FUNDS-2.05%

Liquid Assets Portfolio-Institutional
  Class(f)                                     18,733,894       18,733,894
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       18,733,894       18,733,894
==========================================================================
    Total Money Market Funds (Cost
      $37,467,788)                                              37,467,788
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.70% (Cost
  $1,446,690,493)                                            1,820,397,589
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.92%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  26,670,393       26,670,393
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  26,670,393       26,670,393
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $53,340,786)                                        53,340,786
==========================================================================
TOTAL INVESTMENTS-102.62% (Cost
  $1,500,031,279)                                            1,873,738,375
==========================================================================
OTHER ASSETS LESS LIABILITIES-(2.62)%                          (47,839,224)
==========================================================================
NET ASSETS-100.00%                                          $1,825,899,151
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $33,171,871, which represented 1.82% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $14,035,547, which represented 0.77% of the Fund's Net Assets. See Note 1A.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at April 30, 2007 represented 0.52% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $1,409,222,705)*  $1,782,929,801
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $90,808,574)                              90,808,574
============================================================
    Total investments (Cost $1,500,031,279)    1,873,738,375
============================================================
Foreign currencies, at value (Cost $3,392)             3,475
------------------------------------------------------------
Receivables for:
  Investments sold                                32,438,604
------------------------------------------------------------
  Fund shares sold                                 5,400,394
------------------------------------------------------------
  Dividends                                          260,010
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                82,005
------------------------------------------------------------
Other assets                                          71,816
============================================================
    Total assets                               1,911,994,679
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           26,812,168
------------------------------------------------------------
  Fund shares reacquired                           4,335,224
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 172,982
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        53,340,786
------------------------------------------------------------
Accrued distribution fees                            591,577
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,278
------------------------------------------------------------
Accrued transfer agent fees                          684,610
------------------------------------------------------------
Accrued operating expenses                           154,903
============================================================
    Total liabilities                             86,095,528
============================================================
Net assets applicable to shares outstanding   $1,825,899,151
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,340,015,235
------------------------------------------------------------
Undistributed net investment income (loss)        (6,519,378)
------------------------------------------------------------
Undistributed net realized gain                  118,696,115
------------------------------------------------------------
Unrealized appreciation                          373,707,179
============================================================
                                              $1,825,899,151
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,339,387,878
____________________________________________________________
============================================================
Class B                                       $  223,398,408
____________________________________________________________
============================================================
Class C                                       $  131,137,584
____________________________________________________________
============================================================
Class R                                       $   49,737,433
____________________________________________________________
============================================================
Investor Class                                $   12,312,515
____________________________________________________________
============================================================
Institutional Class                           $   69,925,333
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           66,814,118
____________________________________________________________
============================================================
Class B                                           12,401,055
____________________________________________________________
============================================================
Class C                                            7,287,893
____________________________________________________________
============================================================
Class R                                            2,511,983
____________________________________________________________
============================================================
Investor Class                                       613,720
____________________________________________________________
============================================================
Institutional Class                                3,366,330
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        20.05
------------------------------------------------------------
  Offering price per share
    (Net asset value of $20.05 divided by
    94.50%)                                   $        21.22
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        18.01
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        17.99
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        19.80
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        20.06
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        20.77
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $51,414,110 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $15,634)       $  3,322,791
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $240,000)                         1,520,928
==========================================================================
    Total investment income                                      4,843,719
==========================================================================

EXPENSES:

Advisory fees                                                    5,386,724
--------------------------------------------------------------------------
Administrative services fees                                       206,709
--------------------------------------------------------------------------
Custodian fees                                                      39,122
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,499,670
--------------------------------------------------------------------------
  Class B                                                        1,152,629
--------------------------------------------------------------------------
  Class C                                                          607,219
--------------------------------------------------------------------------
  Class R                                                           89,100
--------------------------------------------------------------------------
  Investor Class                                                    13,363
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,985,483
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                12,994
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           34,247
--------------------------------------------------------------------------
Other                                                              280,825
==========================================================================
    Total expenses                                              11,308,085
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (84,740)
==========================================================================
    Net expenses                                                11,223,345
==========================================================================
Net investment income (loss)                                    (6,379,626)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(455,279))               120,009,205
--------------------------------------------------------------------------
  Foreign currencies                                                (2,526)
--------------------------------------------------------------------------
  Option contracts written                                         360,613
==========================================================================
                                                               120,367,292
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         80,060,024
--------------------------------------------------------------------------
  Foreign currencies                                                    83
--------------------------------------------------------------------------
  Option contracts written                                         511,363
==========================================================================
                                                                80,571,470
==========================================================================
Net realized and unrealized gain                               200,938,762
==========================================================================
Net increase in net assets resulting from operations          $194,559,136
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,379,626)   $  (10,075,763)
----------------------------------------------------------------------------------------------
  Net realized gain                                              120,367,292       169,097,441
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           80,571,470        82,374,314
==============================================================================================
    Net increase in net assets resulting from operations         194,559,136       241,395,992
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (111,967,019)     (107,817,775)
----------------------------------------------------------------------------------------------
  Class B                                                        (25,421,735)      (44,259,534)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,433,367)      (12,706,433)
----------------------------------------------------------------------------------------------
  Class R                                                         (2,721,934)       (1,177,080)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (1,002,809)         (945,563)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (4,923,981)       (3,635,659)
==============================================================================================
    Decrease in net assets resulting from distributions         (158,470,845)     (170,542,044)
==============================================================================================
Share transactions-net:
  Class A                                                        214,018,285       239,870,039
----------------------------------------------------------------------------------------------
  Class B                                                        (13,795,904)      (90,057,266)
----------------------------------------------------------------------------------------------
  Class C                                                         20,231,147        17,249,712
----------------------------------------------------------------------------------------------
  Class R                                                         25,720,493        13,214,775
----------------------------------------------------------------------------------------------
  Investor Class                                                   2,212,441         2,708,301
----------------------------------------------------------------------------------------------
  Institutional Class                                             23,161,390        17,652,216
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                271,547,852       200,637,777
==============================================================================================
    Net increase in net assets                                   307,636,143       271,491,725
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,518,263,008     1,246,771,283
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(6,519,378) and $(139,752),
    respectively)                                             $1,825,899,151    $1,518,263,008
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Capital Development Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Capital Development Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Capital Development Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. CALL OPTIONS WRITTEN AND PURCHASED -- The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $8,166.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $419.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with

AIM Capital Development Fund

respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $126,978 in front-end sales commissions from the sale of Class A shares and $563, $57,907, $6,158 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 38,764,321      $180,942,251      $(200,972,678)        $   --         $18,733,894     $  642,137      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            38,764,321       180,942,251       (200,972,678)            --          18,733,894        638,791          --
===================================================================================================================================
  Subtotal       $ 77,528,642      $361,884,502      $(401,945,356)        $   --         $37,467,788     $1,280,928      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 17,687,319      $ 87,089,142      $ (78,106,068)        $   --         $26,670,393     $  119,985      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            17,687,318        87,089,142        (78,106,067)            --          26,670,393        120,015          --
===================================================================================================================================
  Subtotal       $ 35,374,637      $174,178,284      $(156,212,135)        $   --         $53,340,786     $  240,000      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $112,903,279      $536,062,786      $(558,157,491)        $   --         $90,808,574     $1,520,928      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities sales of $23,461,766, which resulted in net realized gains (losses) of $(455,279), and securities purchases of $4,429,590.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $76,155.

AIM Capital Development Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $6,479 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $51,414,110 were on loan to brokers. The loans were secured by cash collateral of $53,340,786 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $240,000 for securities lending transactions, which are net of compensation to counterparties.

AIM Capital Development Fund

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                             2,584      $ 409,932
------------------------------------------------------------------------------------
Written                                                         1,125        226,710
------------------------------------------------------------------------------------
Closed                                                           (786)      (113,860)
------------------------------------------------------------------------------------
Exercised                                                      (1,459)      (246,965)
------------------------------------------------------------------------------------
Expired                                                        (1,464)      (275,817)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $838,878,578 and $713,974,781, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $411,442,399
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (39,331,706)
==============================================================================
Net unrealized appreciation of investment securities             $372,110,693
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,501,627,682.

AIM Capital Development Fund

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2007(a)               OCTOBER 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,633,237    $ 205,395,155     14,936,052    $ 282,982,886
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        918,637       16,136,393      2,475,593       42,932,168
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,596,741       27,856,711      1,776,759       30,953,586
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      1,558,396       29,677,934        869,095       16,294,099
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 173,967        3,385,979        382,671        7,315,702
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,100,787       22,330,817      1,196,492       22,967,887
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      5,642,833      105,408,120      5,748,823      101,006,824
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,427,154       24,018,992      2,598,963       41,895,285
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        712,014       11,968,948        759,877       12,234,018
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        145,071        2,679,461         67,532        1,177,080
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  52,684          984,660         53,056          932,721
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            253,347        4,894,668        201,601        3,632,851
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,580,584       30,650,145      5,789,200      109,833,095
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,752,302)     (30,650,145)    (6,322,555)    (109,833,095)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,562,448)    (127,435,135)   (13,432,084)    (253,952,766)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,326,616)     (23,301,144)    (3,748,272)     (65,051,624)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,112,240)     (19,594,512)    (1,492,559)     (25,937,892)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (347,484)      (6,636,902)      (227,925)      (4,256,404)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (112,732)      (2,158,198)      (295,877)      (5,540,122)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (202,178)      (4,064,095)      (479,208)      (8,948,522)
=========================================================================================================================
                                                              14,379,452    $ 271,547,852     10,857,234    $ 200,637,777
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Capital Development Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                            YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------------
                                                         2007             2006         2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   19.73        $    18.85    $  17.86    $  16.66    $  12.80    $  14.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         (0.06)            (0.10)      (0.11)      (0.08)      (0.08)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        2.38              3.53        2.52        1.70        3.94       (1.85)
=================================================================================================================================
    Total from investment operations                       2.32              3.43        2.41        1.62        3.86       (1.89)
=================================================================================================================================
Less distributions from net realized gains                (2.00)            (2.55)      (1.42)      (0.42)         --          --
=================================================================================================================================
Net asset value, end of period                        $   20.05        $    19.73    $  18.85    $  17.86    $  16.66    $  12.80
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           12.49%            19.86%      13.87%       9.87%      30.16%     (12.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,339,388       $1,095,204    $800,830    $617,194    $545,691    $456,268
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.22%(c)          1.26%       1.36%       1.40%(d)     1.53%      1.38%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.63)%(c)        (0.52)%     (0.58)%     (0.46)%     (0.56)%     (0.29)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   44%              126%        120%         74%        101%        120%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,209,678,870.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2007            2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  17.98        $  17.51    $  16.79    $  15.79    $  12.21    $  14.10
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           (0.12)          (0.22)      (0.22)      (0.18)      (0.16)      (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.15            3.24        2.36        1.60        3.74       (1.75)
=================================================================================================================================
    Total from investment operations                         2.03            3.02        2.14        1.42        3.58       (1.89)
=================================================================================================================================
Less distributions from net realized gains                  (2.00)          (2.55)      (1.42)      (0.42)         --          --
=================================================================================================================================
Net asset value, end of period                           $  18.01        $  17.98    $  17.51    $  16.79    $  15.79    $  12.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             12.06%          18.92%      13.09%       9.13%      29.32%     (13.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $223,398        $236,175    $317,492    $376,355    $392,382    $346,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.97%(c)        2.01%       2.04%       2.05%(d)     2.18%      2.03%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.38)%(c)      (1.27)%     (1.26)%     (1.11)%     (1.21)%     (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     44%            126%        120%         74%        101%        120%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $232,436,267.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Capital Development Fund

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                         YEAR ENDED OCTOBER 31,
                                                            APRIL 30,        ----------------------------------------------------
                                                               2007            2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  17.96        $  17.50    $ 16.77    $ 15.78    $ 12.20    $ 14.10
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.12)          (0.22)     (0.22)     (0.18)     (0.16)     (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.15            3.23       2.37       1.59       3.74      (1.76)
=================================================================================================================================
    Total from investment operations                             2.03            3.01       2.15       1.41       3.58      (1.90)
=================================================================================================================================
Less distributions from net realized gains                      (2.00)          (2.55)     (1.42)     (0.42)        --         --
=================================================================================================================================
Net asset value, end of period                               $  17.99        $  17.96    $ 17.50    $ 16.77    $ 15.78    $ 12.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 12.07%          18.88%     13.16%      9.07%     29.34%    (13.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $131,138        $109,424    $88,316    $73,929    $68,356    $56,298
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.97%(c)        2.01%      2.04%      2.05%(d)    2.18%     2.03%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        (1.38)%(c)      (1.27)%    (1.26)%    (1.11)%    (1.21)%    (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         44%            126%       120%        74%       101%       120%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $122,450,326.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS R
                                                        -----------------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                        SIX MONTHS                                                 (DATE SALES
                                                          ENDED                 YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                        APRIL 30,        -------------------------------------     OCTOBER 31,
                                                           2007           2006       2005      2004      2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 19.53         $ 18.73    $17.78    $16.62    $12.79       $ 16.62
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          (0.08)          (0.14)    (0.14)    (0.10)    (0.10)        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             2.35            3.49      2.51      1.68      3.93         (3.80)
===============================================================================================================================
    Total from investment operations                        2.27            3.35      2.37      1.58      3.83         (3.83)
===============================================================================================================================
Less distributions from net realized gains                 (2.00)          (2.55)    (1.42)    (0.42)       --            --
===============================================================================================================================
Net asset value, end of period                           $ 19.80         $ 19.53    $18.73    $17.78    $16.62       $ 12.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            12.35%          19.52%    13.69%     9.65%    29.95%       (23.05)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $49,737         $22,577    $8,379    $5,622    $1,154       $    10
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                     1.47%(c)        1.51%     1.54%     1.55%(d)   1.68%        1.54%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.88)%(c)      (0.77)%   (0.76)%   (0.61)%   (0.71)%       (0.44)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                    44%            126%      120%       74%      101%          120%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,935,275.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Capital Development Fund

                                                                               INVESTOR CLASS
                                                              -------------------------------------------------
                                                                                              NOVEMBER 30, 2004
                                                              SIX MONTHS                         (DATE SALES
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                 2007             2006              2005
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 19.74           $18.87            $18.95
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.06)           (0.10)            (0.09)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.38             3.52              1.43
===============================================================================================================
    Total from investment operations                              2.32             3.42              1.34
===============================================================================================================
Less distributions from net realized gains                       (2.00)           (2.55)            (1.42)
===============================================================================================================
Net asset value, end of period                                 $ 20.06           $19.74            $18.87
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  12.48%           19.78%             7.43%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,313           $9,866            $6,791
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets                           1.22%(c)         1.26%             1.29%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.63)%(c)       (0.52)%           (0.51)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          44%             126%              120%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,779,058.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  INSTITUTIONAL CLASS
                                                       -------------------------------------------------------------------------
                                                                                                                  MARCH 15, 2002
                                                       SIX MONTHS                                                  (DATE SALES
                                                         ENDED                  YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                       APRIL 30,        --------------------------------------     OCTOBER 31,
                                                          2007           2006       2005       2004      2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 20.33         $ 19.27    $ 18.13    $16.83    $12.84       $ 17.25
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         (0.02)          (0.00)     (0.01)     0.01      0.01          0.02
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.46            3.61       2.57      1.71      3.98         (4.43)
================================================================================================================================
    Total from investment operations                       2.44            3.61       2.56      1.72      3.99         (4.41)
================================================================================================================================
Less distributions from net realized gains                (2.00)          (2.55)     (1.42)    (0.42)       --            --
================================================================================================================================
Net asset value, end of period                          $ 20.77         $ 20.33    $ 19.27    $18.13    $16.83       $ 12.84
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                           12.73%          20.43%     14.52%    10.38%    31.08%       (25.57)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $69,925         $45,017    $24,964    $   67    $   10       $     7
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.77%(c)        0.76%      0.81%     0.86%     0.87%         0.84%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.77%(c)        0.76%      0.81%     1.15%     1.25%         0.99%(d)
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.18)%(c)      (0.02)%    (0.03)%    0.08%     0.10%         0.25%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                   44%            126%       120%       74%      101%          120%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $56,757,034.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Capital Development Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions,
funds. The example is based on an            The table below also provides information    and redemption fees, if any. Therefore,
investment of $1,000 invested at the         about hypothetical account values and        the hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
entire period November 1, 2006, through      actual expense ratio and an assumed rate     not help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,124.90               $ 6.43       $1,018.74             $6.11             1.22%
   B                1,000.00               1,120.60                10.36        1,015.03              9.84             1.97
   C                1,000.00               1,120.70                10.36        1,015.03              9.84             1.97
   R                1,000.00               1,123.50                 7.74        1,017.50              7.35             1.47
Investor            1,000.00               1,124.80                 6.43        1,018.74              6.11             1.22

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,127.30               $4.06        $1,020.98             $3.86             0.77%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              CDV-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424
   postage.                                         and 002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    CDV-SAR-1           A I M Distributors, Inc.


                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                AIM CHARTER FUND
                Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   16
Fund Expenses ............................   21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM CHARTER FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Charter Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Information Technology                            18.8%
---------------------------------------------------------
Consumer Staples                                  13.7
---------------------------------------------------------
Industrials                                       13.6
---------------------------------------------------------
Energy                                            12.7
---------------------------------------------------------
Financials                                        11.3
---------------------------------------------------------
Health Care                                       10.2
---------------------------------------------------------
Consumer Discretionary                             6.1
---------------------------------------------------------
Telecommunication Services                         3.0
---------------------------------------------------------
Utilities                                          1.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.8
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-70.50%

AEROSPACE & DEFENSE-2.29%

Northrop Grumman Corp.                           1,081,774   $   79,661,837
---------------------------------------------------------------------------
Raytheon Co.-Wts. expiring 06/16/11(a)                 467            8,336
---------------------------------------------------------------------------
United Technologies Corp.                        1,125,000       75,521,250
===========================================================================
                                                                155,191,423
===========================================================================

AIR FREIGHT & LOGISTICS-0.43%

United Parcel Service, Inc.-Class B                413,100       29,094,633
===========================================================================

APPAREL RETAIL-0.96%

Gap, Inc. (The)                                  3,620,042       64,979,754
===========================================================================

BIOTECHNOLOGY-2.18%

Amgen Inc.(b)                                    2,311,495      148,259,289
===========================================================================

COMMUNICATIONS EQUIPMENT-3.70%

Cisco Systems, Inc.(b)                           4,338,618      116,014,645
---------------------------------------------------------------------------
Corning Inc.(b)                                  2,902,505       68,847,419
---------------------------------------------------------------------------
Motorola, Inc.                                   3,816,642       66,142,406
===========================================================================
                                                                251,004,470
===========================================================================

COMPUTER HARDWARE-1.02%

International Business Machines Corp.              680,153       69,518,438
===========================================================================

COMPUTER STORAGE & PERIPHERALS-2.12%

EMC Corp.(b)                                     4,668,728       70,871,291
---------------------------------------------------------------------------
Seagate Technology                               3,280,921       72,672,400
===========================================================================
                                                                143,543,691
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.07%

Caterpillar Inc.                                 1,003,436   $   72,869,522
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.04%

Automatic Data Processing, Inc.                  1,570,000       70,273,200
===========================================================================

ELECTRIC UTILITIES-1.75%

FPL Group, Inc.                                  1,842,761      118,618,526
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.98%

Agilent Technologies, Inc.(b)                    1,934,367       66,484,194
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.43%

Waste Management, Inc.                           2,600,922       97,300,492
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.99%

Wal-Mart Stores, Inc.                            2,822,313      135,245,239
===========================================================================

INDUSTRIAL CONGLOMERATES-6.85%

3M Co.                                           1,260,974      104,370,818
---------------------------------------------------------------------------
General Electric Co.                             3,284,809      121,078,060
---------------------------------------------------------------------------
Tyco International Ltd.                          7,322,354      238,928,411
===========================================================================
                                                                464,377,289
===========================================================================

INSURANCE BROKERS-0.96%

Marsh & McLennan Cos., Inc.                      2,043,844       64,912,485
===========================================================================

AIM Charter Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INTEGRATED OIL & GAS-1.97%

Exxon Mobil Corp.                                1,684,284   $  133,698,464
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.93%

AT&T Inc.                                        3,375,330      130,692,778
===========================================================================

MOVIES & ENTERTAINMENT-0.94%

News Corp.-Class A                               2,842,511       63,643,821
===========================================================================

MULTI-LINE INSURANCE-1.15%

Genworth Financial Inc.-Class A                  2,131,272       77,770,115
===========================================================================

OFFICE ELECTRONICS-1.39%

Xerox Corp.(b)                                   5,095,273       94,262,551
===========================================================================

OIL & GAS DRILLING-1.13%

Transocean Inc.(b)                                 892,308       76,916,950
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.46%

BJ Services Co.                                  2,266,746       64,964,940
---------------------------------------------------------------------------
Schlumberger Ltd.                                1,640,121      121,090,134
---------------------------------------------------------------------------
Smith International, Inc.                        1,340,735       70,308,143
---------------------------------------------------------------------------
Weatherford International Ltd.(b)                2,171,363      113,974,844
===========================================================================
                                                                370,338,061
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.30%

XTO Energy, Inc.                                 1,625,656       88,224,351
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.20%

Citigroup Inc.                                   1,520,690       81,539,398
===========================================================================

PERSONAL PRODUCTS-4.86%

Avon Products, Inc.                              3,504,699      139,487,020
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A             3,699,739      190,240,580
===========================================================================
                                                                329,727,600
===========================================================================

PHARMACEUTICALS-4.30%

Bristol-Myers Squibb Co.                         2,485,902       71,743,132
---------------------------------------------------------------------------
Merck & Co. Inc.                                 1,640,692       84,397,196
---------------------------------------------------------------------------
Pfizer Inc.                                      5,123,399      135,565,138
===========================================================================
                                                                291,705,466
===========================================================================

PROPERTY & CASUALTY INSURANCE-5.39%

Berkshire Hathaway Inc.-Class A(b)                   1,158      126,453,600
---------------------------------------------------------------------------
Chubb Corp. (The)                                1,118,790       60,224,465
---------------------------------------------------------------------------
Progressive Corp. (The)                          3,291,439       75,933,498
---------------------------------------------------------------------------
XL Capital Ltd.-Class A                          1,324,697      103,299,872
===========================================================================
                                                                365,911,435
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

PUBLISHING-2.08%

Gannett Co., Inc.                                  861,267   $   49,143,895
---------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                       909,000       59,566,770
---------------------------------------------------------------------------
Washington Post Co. (The)-Class B                   43,312       32,224,128
===========================================================================
                                                                140,934,793
===========================================================================

RAILROADS-1.50%

Union Pacific Corp.                                889,580      101,634,515
===========================================================================

SEMICONDUCTORS-1.29%

Analog Devices, Inc.                             2,269,812       87,660,139
===========================================================================

SOFT DRINKS-1.85%

Coca-Cola Co. (The)                              2,402,274      125,374,680
===========================================================================

SYSTEMS SOFTWARE-3.99%

Microsoft Corp.                                  5,502,039      164,731,047
---------------------------------------------------------------------------
Symantec Corp.(b)                                6,018,713      105,929,349
===========================================================================
                                                                270,660,396
===========================================================================
    Total Domestic Common Stocks (Cost
      $3,771,660,043)                                         4,782,368,158
===========================================================================
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-20.76%

ARGENTINA-1.14%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                      1,673,665       77,591,109
===========================================================================

FINLAND-1.10%

Nokia Oyj-ADR (Communications Equipment)         2,964,916       74,864,129
===========================================================================

FRANCE-2.79%

Renault S.A. (Automobile Manufacturers)(c)         558,168       72,413,478
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(c)             1,577,186      116,444,040
===========================================================================
                                                                188,857,518
===========================================================================

GERMANY-0.07%

Henkel KgaA (Household Products)(c)                 35,687        5,005,270
===========================================================================

ISRAEL-1.66%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              2,939,098      112,596,844
===========================================================================

JAPAN-2.20%

Hitachi, Ltd. (Electronic Equipment
  Manufacturers)(c)                              9,911,000       75,284,860
---------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(c)                                     236,400       73,549,698
===========================================================================
                                                                148,834,558
===========================================================================

NETHERLANDS-2.80%

Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(c)                      1,801,422       73,668,544
---------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)        3,823,983      116,359,491
===========================================================================
                                                                190,028,035
===========================================================================

AIM Charter Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SOUTH KOREA-1.11%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(d)                 3,030,572   $   75,249,103
===========================================================================

SWITZERLAND-1.27%

UBS A.G. (Diversified Capital Markets)(c)(d)     1,327,170       86,013,656
===========================================================================

UNITED KINGDOM-6.62%

Barclays PLC (Diversified Banks)(c)              6,454,425       92,948,425
---------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)(c)                                     16,479,189      217,396,601
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)        2,399,526      138,644,612
===========================================================================
                                                                448,989,638
===========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $1,026,168,400)                  1,408,029,860
===========================================================================

MONEY MARKET FUNDS-9.32%

Liquid Assets Portfolio-Institutional
  Class(e)                                     315,978,407      315,978,407
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       315,978,407      315,978,407
===========================================================================
    Total Money Market Funds (Cost
      $631,956,814)                                             631,956,814
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.58% (Cost
  $5,429,785,257)                                             6,822,354,832
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.04%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                   70,428,080   $   70,428,080
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $70,428,080)                                         70,428,080
===========================================================================
TOTAL INVESTMENTS-101.62% (Cost
  $5,500,213,337)                                             6,892,782,912
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.62)%                          (109,611,954)
===========================================================================
NET ASSETS-100.00%                                           $6,783,170,958
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $929,084,063, which represented 13.70% of the Fund's Net Assets. See Note 1A.
(d) All or a portion of this security was out on loan at April 30, 2007.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost
  $4,797,828,443)*                           $ 6,190,398,018
------------------------------------------------------------
Investments in affiliated money market
  funds (Cost $702,384,894)                      702,384,894
============================================================
    Total investments (Cost $5,500,213,337)    6,892,782,912
============================================================
Foreign currencies, at value (Cost
  $3,030,260)                                      3,041,636
------------------------------------------------------------
Receivables for:
  Investments sold                                17,256,104
------------------------------------------------------------
  Fund shares sold                                12,387,345
------------------------------------------------------------
  Dividends                                       13,430,603
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  699,698
------------------------------------------------------------
Other assets                                          70,530
============================================================
    Total assets                               6,939,668,828
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           52,909,446
------------------------------------------------------------
  Fund shares reacquired                          25,455,781
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,808,434
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        70,428,080
------------------------------------------------------------
Accrued distribution fees                          2,379,945
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             9,547
------------------------------------------------------------
Accrued transfer agent fees                        2,531,359
------------------------------------------------------------
Accrued operating expenses                           975,278
------------------------------------------------------------
    Total liabilities                            156,497,870
____________________________________________________________
============================================================
Net assets applicable to shares outstanding  $ 6,783,170,958
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 8,464,779,108
------------------------------------------------------------
Undistributed net investment income               25,430,824
------------------------------------------------------------
Undistributed net realized gain (loss)        (3,099,630,763)
------------------------------------------------------------
Unrealized appreciation                        1,392,591,789
============================================================
                                             $ 6,783,170,958
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 4,983,021,341
____________________________________________________________
============================================================
Class B                                      $ 1,347,989,759
____________________________________________________________
============================================================
Class C                                      $   287,551,901
____________________________________________________________
============================================================
Class R                                      $     6,000,275
____________________________________________________________
============================================================
Institutional Class                          $   158,607,682
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          302,556,069
____________________________________________________________
============================================================
Class B                                           85,470,863
____________________________________________________________
============================================================
Class C                                           18,183,415
____________________________________________________________
============================================================
Class R                                              366,236
____________________________________________________________
============================================================
Institutional Class                                9,372,720
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         16.47
------------------------------------------------------------
  Offering price per share
  (Net asset value of $16.47 divided by
    94.50%)                                  $         17.43
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         15.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         15.81
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         16.38
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         16.92
____________________________________________________________
============================================================
* At April 30, 2007, securities with an aggregate value of
  $67,394,378 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,805,564)    $ 57,168,489
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $205,891)                        19,436,331
--------------------------------------------------------------------------
Interest                                                            31,981
==========================================================================
    Total investment income                                     76,636,801
==========================================================================

EXPENSES:

Advisory fees                                                   21,033,512
--------------------------------------------------------------------------
Administrative services fees                                       343,322
--------------------------------------------------------------------------
Custodian fees                                                      82,509
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        6,005,364
--------------------------------------------------------------------------
  Class B                                                        7,290,418
--------------------------------------------------------------------------
  Class C                                                        1,417,921
--------------------------------------------------------------------------
  Class R                                                           14,169
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             9,170,752
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                67,710
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          119,484
--------------------------------------------------------------------------
Other                                                              150,401
==========================================================================
    Total expenses                                              45,695,562
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,232,468)
==========================================================================
    Net expenses                                                44,463,094
==========================================================================
Net investment income                                           32,173,707
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $115,627)                            335,275,221
--------------------------------------------------------------------------
  Foreign currencies                                              (669,241)
==========================================================================
                                                               334,605,980
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        321,822,797
--------------------------------------------------------------------------
  Foreign currencies                                                 4,259
==========================================================================
                                                               321,827,056
==========================================================================
Net realized and unrealized gain                               656,433,036
==========================================================================
Net increase in net assets resulting from operations          $688,606,743
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   32,173,707    $   35,145,963
----------------------------------------------------------------------------------------------
  Net realized gain                                              334,605,980       351,163,893
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          321,827,056       268,989,458
==============================================================================================
    Net increase in net assets resulting from operations         688,606,743       655,299,314
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (33,924,211)      (15,150,648)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,299,758)         (455,351)
----------------------------------------------------------------------------------------------
  Class C                                                           (432,209)          (80,530)
----------------------------------------------------------------------------------------------
  Class R                                                            (28,684)          (18,305)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,316,876)       (1,111,807)
==============================================================================================
    Decrease in net assets resulting from distributions          (38,001,738)      (16,816,641)
==============================================================================================
Share transactions-net:
  Class A                                                       (296,723,810)    2,725,225,819
----------------------------------------------------------------------------------------------
  Class B                                                       (340,810,642)      782,194,196
----------------------------------------------------------------------------------------------
  Class C                                                        (27,769,695)      152,734,056
----------------------------------------------------------------------------------------------
  Class R                                                            293,762         1,933,967
----------------------------------------------------------------------------------------------
  Institutional Class                                             21,546,416        54,782,183
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (643,463,969)    3,716,870,221
==============================================================================================
    Net increase in net assets                                     7,141,036     4,355,352,894
==============================================================================================

NET ASSETS:

  Beginning of period                                          6,776,029,922     2,420,677,028
==============================================================================================
  End of period (including undistributed net investment
    income of $25,430,824 and $31,258,855, respectively)      $6,783,170,958    $6,776,029,922
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Charter Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Charter Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund.

       Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Charter Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2012, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $880,592.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $956.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking

AIM Charter Fund

services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $175,643 in front-end sales commissions from the sale of Class A shares and $3,657, $316,637, $6,704 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $432,291,298      $322,157,267      $(438,470,158)        $   --        $315,978,407     $ 9,640,528      $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           432,291,298       322,157,267       (438,470,158)            --         315,978,407       9,589,912          --
====================================================================================================================================
  Subtotal       $864,582,596      $644,314,534      $(876,940,316)        $   --        $631,956,814     $19,230,440      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 20,602,720     $  469,183,015    $  (419,357,655)       $   --        $ 70,428,080     $   205,891      $   --
====================================================================================================================================
  Total
    Investments
    in
    Affiliates   $885,185,316     $1,113,497,549    $(1,296,297,971)       $   --        $702,384,894     $19,436,331      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities sales of $537,251, which resulted in net realized gains of $115,627, and securities purchases of $12,901,964.

AIM Charter Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $350,920.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $19,770 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $67,394,378 were on loan to brokers. The loans were secured by cash collateral of $70,428,080 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $205,891 for securities lending transactions, which are net of compensation to counterparties.

AIM Charter Fund

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $3,360,718,931 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $  158,234,215
------------------------------------------------------------------------------
October 31, 2009                                                 2,349,750,597
------------------------------------------------------------------------------
October 31, 2010                                                   733,056,501
------------------------------------------------------------------------------
October 31, 2011                                                   132,068,900
==============================================================================
Total capital loss carryforward                                 $3,373,110,213
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Premier Equity Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $957,580,328 and $1,342,354,641, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,406,953,258
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (29,547,899)
==============================================================================
Net unrealized appreciation of investment securities            $1,377,405,359
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,515,377,553.

AIM Charter Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2007(A)                OCTOBER 31, 2006
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,793,857    $  58,980,865      7,299,019    $  101,382,420
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,693,860       25,270,377      2,784,612        38,548,988
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         638,594        9,542,282        842,618        11,507,094
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          70,012        1,082,228        112,149         1,565,266
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,821,091       29,170,440      3,929,863        55,527,482
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,074,371       32,111,261      1,048,246        14,130,351
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         147,275        2,188,518         33,301           431,909
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          27,284          406,812          5,845            75,990
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,861           28,679          1,363            18,305
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              81,535        1,294,779         22,002           303,845
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --               --    235,088,752     3,296,672,564
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     99,258,686     1,336,175,673
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --     15,423,711       208,206,795
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        116,222         1,622,302
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --      2,026,753        29,143,324
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      11,631,835      183,004,078     16,750,976       235,169,663
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,143,389)    (183,004,078)   (17,480,784)     (235,169,663)
===========================================================================================================================
Reacquired:
  Class A                                                     (36,665,015)    (570,820,014)   (65,980,940)     (922,129,179)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,440,811)    (185,265,459)   (26,722,825)     (357,792,711)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,522,811)     (37,718,789)    (4,993,400)      (67,055,823)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (52,131)        (817,145)       (89,641)       (1,271,906)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (555,974)      (8,918,803)    (2,091,677)      (30,192,468)
===========================================================================================================================
                                                              (42,398,556)   $(643,463,969)   267,384,851    $3,716,870,221
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on April 10, 2006, the Fund acquired all the net assets of AIM Premier Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Premier Equity Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 351,914,124 shares of the Fund for 462,894,462 shares of AIM Premier Equity Fund shares outstanding as of the close of business on April 7, 2006. AIM Premier Equity Fund's net assets at that date of $4,871,820,658 including $605,309,092 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,376,117,328. The combined aggregate net assets of the Fund subsequent to the reorganization were $7,247,937,986.

AIM Charter Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                           --------------------------------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                                       YEAR ENDED OCTOBER 31,
                           APRIL 30,        ---------------------------------------------------------------------------------
                              2007             2006             2005                2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $   14.96        $    12.85       $    12.16          $    11.12       $     9.57       $    10.46
-----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income         0.09(a)           0.13(a)          0.15(a)(b)          0.06(a)          0.04(a)          0.01(c)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                 1.53              2.10             0.65                1.00             1.51            (0.90)
=============================================================================================================================
    Total from investment
      operations                1.62              2.23             0.80                1.06             1.55            (0.89)
=============================================================================================================================
Less dividends from net
  investment income            (0.11)            (0.12)           (0.11)              (0.02)              --               --
=============================================================================================================================
Net asset value, end of
  period                   $   16.47        $    14.96       $    12.85          $    12.16       $    11.12       $     9.57
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(d)                10.86%            17.49%            6.59%               9.58%           16.20%           (8.51)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)           $4,983,021       $4,812,619       $1,638,002          $1,843,623       $2,008,702       $2,096,866
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense
    reimbursements              1.15%(e)          1.26%            1.23%               1.26%            1.30%            1.22%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements              1.18%(e)          1.27%            1.25%               1.27%            1.30%            1.22%
=============================================================================================================================
Ratio of net investment
  income to average net
  assets                        1.14%(e)          0.93%            1.16%(b)            0.54%            0.39%            0.09%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover
  rate(f)                         16%               51%              54%                 36%              28%             103%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 0.80%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $4,844,105,727.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Charter Fund

                                                                      CLASS B
                           ----------------------------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                                     YEAR ENDED OCTOBER 31,
                           APRIL 30,        -----------------------------------------------------------------------------
                              2007             2006            2005              2004            2003             2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $   14.30        $    12.27       $  11.61          $  10.67       $     9.24       $    10.18
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                      0.03(a)           0.02(a)        0.05(a)(b)       (0.02)(a)        (0.03)(a)        (0.08)(c)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                 1.46              2.02           0.62              0.96             1.46            (0.86)
=========================================================================================================================
    Total from investment
      operations                1.49              2.04           0.67              0.94             1.43            (0.94)
=========================================================================================================================
Less dividends from net
  investment income            (0.02)            (0.01)         (0.01)               --               --               --
=========================================================================================================================
Net asset value, end of
  period                   $   15.77        $    14.30       $  12.27          $  11.61       $    10.67       $     9.24
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(d)                10.44%            16.63%          5.76%             8.81%           15.48%           (9.23)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)           $1,347,990       $1,547,422       $617,534          $885,500       $1,149,943       $1,204,617
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense
    reimbursements              1.90%(e)          2.01%          1.95%             1.96%            2.00%            1.92%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements              1.93%(e)          2.02%          1.97%             1.97%            2.00%            1.92%
=========================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets            0.39%(e)          0.18%          0.44%(b)         (0.16)%          (0.31)%          (0.61)%(c)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover
  rate(f)                         16%               51%            54%               36%              28%             103%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $1,470,167,091.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Charter Fund

                                                                   CLASS C
                           ----------------------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                                  YEAR ENDED OCTOBER 31,
                           APRIL 30,        -----------------------------------------------------------------------
                              2007            2006           2005              2004           2003           2002
-------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period       $  14.34        $  12.30       $  11.64          $  10.70       $   9.27       $  10.21
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                      0.03(a)         0.02(a)        0.05(a)(b)       (0.02)(a)      (0.03)(a)      (0.08)(c)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                 1.46            2.03           0.62              0.96           1.46          (0.86)
===================================================================================================================
    Total from investment
      operations                1.49            2.05           0.67              0.94           1.43          (0.94)
===================================================================================================================
Less dividends from net
  investment income            (0.02)          (0.01)         (0.01)               --             --             --
===================================================================================================================
Net asset value, end of
  period                    $  15.81        $  14.34       $  12.30          $  11.64       $  10.70       $   9.27
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(d)                10.41%          16.67%          5.75%             8.79%         15.43%         (9.21)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $287,552        $287,359       $107,776          $138,305       $163,859       $170,444
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense
    reimbursements              1.90%(e)        2.01%          1.95%             1.96%          2.00%          1.92%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements              1.93%(e)        2.02%          1.97%             1.97%          2.00%          1.92%
===================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets            0.39%(e)        0.18%          0.44%(b)         (0.16)%        (0.31)%        (0.61)%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover
  rate(f)                         16%             51%            54%               36%            28%           103%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $285,934,312.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                  CLASS R
                           -------------------------------------------------------------------------------------
                                                                                                   JUNE 3, 2002
                           SIX MONTHS                                                               (DATE SALES
                             ENDED                       YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                           APRIL 30,        ------------------------------------------------        OCTOBER 31,
                              2007           2006         2005            2004         2003            2002
----------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $14.87         $12.77       $12.10          $11.08       $ 9.56          $ 10.94
----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                     0.07(a)        0.09(a)      0.12(a)(b)      0.04(a)      0.02(a)         (0.00)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                1.52           2.10         0.63            1.00         1.50            (1.38)
================================================================================================================
    Total from investment
      operations               1.59           2.19         0.75            1.04         1.52            (1.38)
================================================================================================================
Less dividends from net
  investment income           (0.08)         (0.09)       (0.08)          (0.02)          --               --
================================================================================================================
Net asset value, end of
  period                     $16.38         $14.87       $12.77          $12.10       $11.08          $  9.56
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)               10.72%         17.21%        6.22%           9.35%       15.90%          (12.61)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $6,000         $5,153       $2,637          $2,534       $1,714          $    16
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense
    reimbursements             1.40%(d)       1.51%        1.45%           1.46%        1.50%            1.42%(e)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements             1.43%(d)       1.52%        1.47%           1.47%        1.50%            1.42%(e)
================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets           0.89%(d)       0.68%        0.94%(b)        0.34%        0.19%           (0.11)%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover
  rate(f)                        16%            51%          54%             36%          28%             103%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.07 and 0.58%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,714,624.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Charter Fund

                                                          INSTITUTIONAL CLASS
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                               YEAR ENDED OCTOBER 31,
                           APRIL 30,        ----------------------------------------------------------------
                              2007            2006          2005             2004         2003         2002
------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period       $  15.38        $  13.22       $ 12.53          $11.45       $ 9.80       $10.67
------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income         0.12(a)         0.20(a)       0.22(a)(b)      0.13(a)      0.09(a)      0.06(c)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                 1.58            2.16          0.65            1.03         1.56        (0.93)
============================================================================================================
    Total from investment
      operations                1.70            2.36          0.87            1.16         1.65        (0.87)
============================================================================================================
Less dividends from net
  investment income            (0.16)          (0.20)        (0.18)          (0.08)          --           --
============================================================================================================
Net asset value, end of
  period                    $  16.92        $  15.38       $ 13.22          $12.53       $11.45       $ 9.80
____________________________________________________________________________________________________________
============================================================================================================
Total return(d)                11.12%(b)       18.03%         6.98%          10.21%       16.84%       (8.15)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $158,608        $123,476       $54,728          $3,285       $2,061       $1,457
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense
    reimbursements              0.72%(e)        0.79%         0.71%           0.74%        0.79%        0.79%
------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements              0.75%(e)        0.80%         0.73%           0.75%        0.79%        0.83%
============================================================================================================
Ratio of net investment
  income to average net
  assets                        1.57%(e)        1.40%         1.68%(b)        1.06%        0.90%        0.52%(c)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover
  rate(f)                         16%             51%           54%             36%          28%         103%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 1.32%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $138,581,660.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDING

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Charter Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM CHARTER FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,108.60               $6.01        $1,019.09             $5.76             1.15%
   B                1,000.00               1,104.40                9.91         1,015.37              9.49             1.90
   C                1,000.00               1,104.10                9.91         1,015.37              9.49             1.90
   R                1,000.00               1,107.20                7.31         1,017.85              7.00             1.40

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM CHARTER FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,111.20               $3.77        $1,021.22             $3.61             0.72%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              CHT-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    CHT-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                          AIM DIVERSIFIED DIVIDEND FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   22

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM DIVERSIFIED DIVIDEND FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to
                                             Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Diversified Dividend Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        17.8%
---------------------------------------------------------
Consumer Discretionary                            15.8
---------------------------------------------------------
Health Care                                       12.4
---------------------------------------------------------
Information Technology                            11.8
---------------------------------------------------------
Consumer Staples                                  10.0
---------------------------------------------------------
Industrials                                        9.8
---------------------------------------------------------
Utilities                                          5.5
---------------------------------------------------------
Energy                                             5.0
---------------------------------------------------------
Materials                                          4.8
---------------------------------------------------------
Telecommunication Services                         2.2
---------------------------------------------------------
U.S. Treasury Securities                           0.1
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      4.8
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.07%

AEROSPACE & DEFENSE-2.62%

Raytheon Co.                                       600,400   $   32,145,416
---------------------------------------------------------------------------
United Technologies Corp.                          296,917       19,932,038
===========================================================================
                                                                 52,077,454
===========================================================================

APPAREL RETAIL-3.05%

Limited Brands, Inc.                             1,250,000       34,462,500
---------------------------------------------------------------------------
TJX Cos., Inc. (The)                               945,400       26,367,206
===========================================================================
                                                                 60,829,706
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.33%

VF Corp.                                           301,300       26,457,153
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.09%

Bank of New York Co., Inc. (The)                   468,500       18,964,880
---------------------------------------------------------------------------
Federated Investors, Inc.-Class B                  471,360       17,987,098
---------------------------------------------------------------------------
State Street Corp.                                 358,300       24,676,121
===========================================================================
                                                                 61,628,099
===========================================================================

AUTO PARTS & EQUIPMENT-1.35%

Johnson Controls, Inc.                             263,100       26,923,023
===========================================================================

BREWERS-1.70%

Anheuser-Busch Cos., Inc.                          690,100       33,946,019
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


CASINOS & GAMING-0.86%

International Game Technology                      447,201   $   17,056,246
===========================================================================

COMMUNICATIONS EQUIPMENT-0.79%

Motorola, Inc.                                     908,600       15,746,038
===========================================================================

COMPUTER HARDWARE-3.60%

Hewlett-Packard Co.                                661,500       27,875,610
---------------------------------------------------------------------------
International Business Machines Corp.              428,100       43,756,101
===========================================================================
                                                                 71,631,711
===========================================================================

CONSUMER FINANCE-1.71%

Capital One Financial Corp.                        458,982       34,084,003
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.55%

Automatic Data Processing, Inc.                    532,100       23,816,796
---------------------------------------------------------------------------
First Data Corp.                                   385,400       12,486,960
---------------------------------------------------------------------------
Western Union Co.                                  686,200       14,444,510
===========================================================================
                                                                 50,748,266
===========================================================================

DISTRIBUTORS-0.75%

Genuine Parts Co.                                  300,300       14,837,823
===========================================================================

DIVERSIFIED BANKS-1.25%

U.S. Bancorp                                       419,200       14,399,520
---------------------------------------------------------------------------
Wachovia Corp.                                     188,300       10,458,182
===========================================================================
                                                                 24,857,702
===========================================================================

AIM Diversified Dividend Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-1.98%

E. I. du Pont de Nemours and Co.                   464,500   $   22,839,465
---------------------------------------------------------------------------
PPG Industries, Inc.                               225,000       16,555,500
===========================================================================
                                                                 39,394,965
===========================================================================

ELECTRIC UTILITIES-3.29%

American Electric Power Co., Inc.                  720,000       36,158,400
---------------------------------------------------------------------------
Exelon Corp.                                       388,800       29,319,408
===========================================================================
                                                                 65,477,808
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.52%

Emerson Electric Co.                             1,066,600       50,119,534
===========================================================================

FOREST PRODUCTS-1.37%

Weyerhaeuser Co.                                   343,800       27,235,836
===========================================================================

GENERAL MERCHANDISE STORES-1.34%

Target Corp.                                       449,900       26,710,563
===========================================================================

HEALTH CARE EQUIPMENT-3.07%

Baxter International Inc.                          281,900       15,963,997
---------------------------------------------------------------------------
Medtronic, Inc.                                    574,500       30,408,285
---------------------------------------------------------------------------
Stryker Corp.                                      226,000       14,676,440
===========================================================================
                                                                 61,048,722
===========================================================================

HOME IMPROVEMENT RETAIL-1.58%

Home Depot, Inc. (The)                             833,000       31,545,710
===========================================================================

HOUSEHOLD APPLIANCES-0.96%

Snap-on Inc.                                       351,900       19,178,550
===========================================================================

HOUSEHOLD PRODUCTS-2.10%

Colgate-Palmolive Co.                              157,200       10,648,728
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               438,900       31,236,513
===========================================================================
                                                                 41,885,241
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.90%

Wal-Mart Stores, Inc.                              374,400       17,941,248
===========================================================================

INDUSTRIAL CONGLOMERATES-1.31%

General Electric Co.                               707,000       26,060,020
===========================================================================

INDUSTRIAL GASES-0.54%

Praxair, Inc.                                      167,500       10,812,125
===========================================================================

INDUSTRIAL MACHINERY-3.39%

Illinois Tool Works Inc.                           735,734       37,750,512
---------------------------------------------------------------------------
Pentair, Inc.                                      928,200       29,832,348
===========================================================================
                                                                 67,582,860
===========================================================================

INSURANCE BROKERS-1.28%

Marsh & McLennan Cos., Inc.                        801,200       25,446,112
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INTEGRATED OIL & GAS-4.43%

Eni S.p.A. (Italy)(a)                              412,800   $   13,697,681
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  373,300       29,632,554
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         531,800       26,962,260
---------------------------------------------------------------------------
Total S.A. (France)(a)                             243,404       17,970,579
===========================================================================
                                                                 88,263,074
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.21%

AT&T Inc.                                        1,137,760       44,054,067
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.61%

Merrill Lynch & Co., Inc.                          133,825       12,075,030
===========================================================================

LEISURE PRODUCTS-1.34%

Brunswick Corp.                                    812,750       26,625,690
===========================================================================

MULTI-LINE INSURANCE-0.53%

Genworth Financial Inc.-Class A                    287,900       10,505,471
===========================================================================

MULTI-UTILITIES-2.19%

Dominion Resources, Inc.                           306,400       27,943,680
---------------------------------------------------------------------------
Wisconsin Energy Corp.                             322,000       15,710,380
===========================================================================
                                                                 43,654,060
===========================================================================

OIL & GAS DRILLING-0.54%

GlobalSantaFe Corp.                                168,400       10,765,812
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.02%

Bank of America Corp.                              232,300       11,824,070
---------------------------------------------------------------------------
Citigroup Inc.                                     530,000       28,418,600
===========================================================================
                                                                 40,242,670
===========================================================================

PACKAGED FOODS & MEATS-3.12%

General Mills, Inc.                                567,200       33,975,280
---------------------------------------------------------------------------
Kraft Foods Inc.-Class A                           338,096       11,316,073
---------------------------------------------------------------------------
Sara Lee Corp.                                   1,020,300       16,743,123
===========================================================================
                                                                 62,034,476
===========================================================================

PHARMACEUTICALS-9.28%

Abbott Laboratories                                630,300       35,687,586
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           483,600       13,956,696
---------------------------------------------------------------------------
Johnson & Johnson                                  762,900       48,993,438
---------------------------------------------------------------------------
Lilly (Eli) and Co.                                558,500       33,024,105
---------------------------------------------------------------------------
Pfizer Inc.                                      1,476,780       39,075,599
---------------------------------------------------------------------------
Wyeth                                              254,929       14,148,559
===========================================================================
                                                                184,885,983
===========================================================================

AIM Diversified Dividend Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-1.75%

MBIA Inc.                                          344,000   $   23,928,640
---------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         201,332       10,892,061
===========================================================================
                                                                 34,820,701
===========================================================================

PUBLISHING-1.11%

Gannett Co., Inc.                                  387,600       22,116,456
===========================================================================

REGIONAL BANKS-3.46%

Fifth Third Bancorp                              1,001,650       40,656,974
---------------------------------------------------------------------------
SunTrust Banks, Inc.                               335,000       28,280,700
===========================================================================
                                                                 68,937,674
===========================================================================

RESTAURANTS-1.00%

OSI Restaurant Partners, Inc.                      500,200       19,912,962
===========================================================================

SEMICONDUCTORS-2.91%

Linear Technology Corp.                            846,250       31,666,675
---------------------------------------------------------------------------
Texas Instruments Inc.                             763,900       26,255,243
===========================================================================
                                                                 57,921,918
===========================================================================

SOFT DRINKS-0.87%

Coca-Cola Co. (The)                                331,300       17,290,547
===========================================================================

SPECIALIZED CONSUMER SERVICES-1.16%

H&R Block, Inc.                                  1,021,500       23,096,115
===========================================================================

SPECIALTY CHEMICALS-0.87%

Ecolab Inc.                                        403,000       17,324,970
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


SYSTEMS SOFTWARE-1.97%

Microsoft Corp.                                  1,313,500   $   39,326,190
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.06%

Fannie Mae                                         452,600       26,667,192
---------------------------------------------------------------------------
Hudson City Bancorp, Inc.                        1,076,300       14,336,316
===========================================================================
                                                                 41,003,508
===========================================================================

TOBACCO-1.36%

Altria Group, Inc.                                 391,600       26,989,072
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,530,855,522)                         1,893,108,983
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
===========================================================================
U.S. TREASURY SECURITIES-0.15%

U.S. TREASURY NOTES-0.15%

3.38%, 02/15/08(b) (Cost $2,988,766)           $ 3,000,000        2,962,740
===========================================================================
MONEY MARKET FUNDS-4.50%

Liquid Assets Portfolio-Institutional
  Class(c)                                      44,817,558       44,817,558
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)        44,817,558       44,817,558
===========================================================================
    Total Money Market Funds (Cost
      $89,635,116)                                               89,635,116
===========================================================================
TOTAL INVESTMENTS-99.72% (Cost
  $1,623,479,404)                                             1,985,706,839
---------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.28%                               5,511,315
---------------------------------------------------------------------------
NET ASSETS-100.00%                                           $1,991,218,154
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $31,668,260, which represented 1.59% of the Fund's Net Assets. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at April 30, 2007 represented 0.15% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,533,844,288)   $1,896,071,723
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $89,635,116)                              89,635,116
============================================================
    Total investments (Cost $1,623,479,404)    1,985,706,839
============================================================
Receivables for:
  Investments sold                                 6,306,663
------------------------------------------------------------
  Fund shares sold                                 1,088,867
------------------------------------------------------------
  Dividends and Interest                           2,522,111
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               583,768
------------------------------------------------------------
Other assets                                          49,886
============================================================
    Total assets                               1,996,258,134
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,063,391
------------------------------------------------------------
  Fund shares reacquired                           2,226,486
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 728,760
------------------------------------------------------------
Accrued distribution fees                            352,746
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,841
------------------------------------------------------------
Accrued transfer agent fees                          470,681
------------------------------------------------------------
Accrued operating expenses                           194,075
============================================================
    Total liabilities                              5,039,980
============================================================
Net assets applicable to shares outstanding   $1,991,218,154
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,575,572,476
------------------------------------------------------------
Undistributed net investment income                  663,355
------------------------------------------------------------
Undistributed net realized gain                   52,754,888
------------------------------------------------------------
Unrealized appreciation                          362,227,435
============================================================
                                              $1,991,218,154
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  254,654,349
____________________________________________________________
============================================================
Class B                                       $  100,467,272
____________________________________________________________
============================================================
Class C                                       $   56,462,411
____________________________________________________________
============================================================
Class R                                       $      627,504
____________________________________________________________
============================================================
Investor Class                                $1,528,493,579
____________________________________________________________
============================================================
Institutional Class                           $   50,513,039
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           17,964,148
____________________________________________________________
============================================================
Class B                                            7,153,705
____________________________________________________________
============================================================
Class C                                            4,024,871
____________________________________________________________
============================================================
Class R                                               44,250
____________________________________________________________
============================================================
Investor Class                                   107,856,772
____________________________________________________________
============================================================
Institutional Class                                3,564,724
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        14.18
------------------------------------------------------------
  Offering price per share (Net asset value
    of $14.18 divided by 94.50%)              $        15.01
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        14.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        14.03
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        14.18
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        14.17
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        14.17
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $40,645)       $ 21,027,523
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     3,382,742
--------------------------------------------------------------------------
Interest                                                            94,304
==========================================================================
    Total investment income                                     24,504,569
==========================================================================

EXPENSES:

Advisory fees                                                    5,184,771
--------------------------------------------------------------------------
Administrative services fees                                       227,213
--------------------------------------------------------------------------
Custodian fees                                                      37,982
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          331,928
--------------------------------------------------------------------------
  Class B                                                          499,157
--------------------------------------------------------------------------
  Class C                                                          281,715
--------------------------------------------------------------------------
  Class R                                                            1,318
--------------------------------------------------------------------------
  Investor Class                                                 1,260,206
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,636,746
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                12,455
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           40,365
--------------------------------------------------------------------------
Other                                                              281,450
==========================================================================
    Total expenses                                               9,795,306
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (165,281)
==========================================================================
    Net expenses                                                 9,630,025
==========================================================================
Net investment income                                           14,874,544
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from:
  Investment securities                                         53,952,839
--------------------------------------------------------------------------
  Foreign currencies                                                 3,057
==========================================================================
                                                                53,955,896
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         73,075,770
--------------------------------------------------------------------------
  Foreign currencies                                                (2,391)
==========================================================================
                                                                73,073,379
==========================================================================
Net realized and unrealized gain                               127,029,275
==========================================================================
Net increase in net assets resulting from operations          $141,903,819
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   14,874,544    $   28,428,909
----------------------------------------------------------------------------------------------
  Net realized gain                                               53,955,896        83,603,439
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           73,073,379       199,431,858
==============================================================================================
    Net increase in net assets resulting from operations         141,903,819       311,464,206
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (2,151,468)       (3,086,793)
----------------------------------------------------------------------------------------------
  Class B                                                           (467,307)         (668,366)
----------------------------------------------------------------------------------------------
  Class C                                                           (263,404)         (331,431)
----------------------------------------------------------------------------------------------
  Class R                                                             (3,522)           (2,051)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (12,800,042)      (21,911,514)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (331,541)         (253,928)
==============================================================================================
    Total distributions from net investment income               (16,017,284)      (26,254,083)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (11,265,627)       (2,831,926)
----------------------------------------------------------------------------------------------
  Class B                                                         (4,262,428)       (1,224,877)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,471,591)         (591,537)
----------------------------------------------------------------------------------------------
  Class R                                                            (19,904)             (136)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (64,330,630)      (20,043,897)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,313,316)           (3,759)
==============================================================================================
    Total distributions from net realized gains                  (83,663,496)      (24,696,132)
==============================================================================================
    Decrease in net assets resulting from distributions          (99,680,780)      (50,950,215)
==============================================================================================
Share transactions-net:
  Class A                                                        (12,875,423)       18,263,287
----------------------------------------------------------------------------------------------
  Class B                                                           (548,794)       (6,409,806)
----------------------------------------------------------------------------------------------
  Class C                                                           (969,441)        4,279,812
----------------------------------------------------------------------------------------------
  Class R                                                            182,930           392,930
----------------------------------------------------------------------------------------------
  Investor Class                                                 (26,688,020)     (231,151,076)
----------------------------------------------------------------------------------------------
  Institutional Class                                             20,092,276        27,697,517
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (20,806,472)     (186,927,336)
==============================================================================================
    Net increase in net assets                                    21,416,567        73,586,655
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,969,801,587     1,896,214,932
==============================================================================================
  End of period (including undistributed net investment
    income of $663,355 and $1,806,095, respectively).         $1,991,218,154    $1,969,801,587
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Diversified Dividend Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Diversified Dividend Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Diversified Dividend Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.60%
--------------------------------------------------------------------
Next $350 million                                             0.55%
--------------------------------------------------------------------
Next $1.3 billion                                             0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.25%, 1.00% and 0.75% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.40% and 1.15% of daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $21,348 and reimbursed $49,922 and $28,163 of class level expenses of Class B and Class C shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $213.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of

AIM Diversified Dividend Fund

Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $53,125 in front-end sales commissions from the sale of Class A shares and $861, $34,600, and $2,793 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       GAIN
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 54,198,593      $ 77,790,842      $ (87,171,877)        $   --         $44,817,558     $1,695,854     $   --
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            54,198,593        77,790,842        (87,171,877)            --          44,817,558      1,686,888         --
================================================================================================================================
  Total
    Investments
    in
    Affiliates   $108,397,186      $155,581,684      $(174,343,754)        $   --         $89,635,116     $3,382,742     $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $65,635.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $7,530 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM Diversified Dividend Fund


    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $114,881,697 and $203,259,717, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $386,780,304
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (25,748,443)
==============================================================================================
Net unrealized appreciation of investment securities                              $361,031,861
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $1,624,674,978.

AIM Diversified Dividend Fund

NOTE 9--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2007(A)               OCTOBER 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,581,704    $  35,694,748      6,950,288    $  89,904,101
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        849,140       11,616,392      2,123,032       27,181,960
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        613,534        8,395,576      1,313,145       17,092,506
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         13,375          184,316         36,096          472,177
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,077,134       14,871,620      2,424,328       31,254,402
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,457,152       20,476,143      2,301,390       29,960,920
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        935,308       12,780,320        441,148        5,620,783
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        326,637        4,424,806        139,034        1,749,870
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        192,003        2,599,095         65,628          825,919
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,714           23,426            168            2,187
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               5,261,016       71,835,167      3,058,799       38,929,501
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            120,481        1,644,857         19,848          257,687
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        389,326        5,385,888        639,340        8,263,997
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (392,984)      (5,385,888)      (645,065)      (8,263,997)
=========================================================================================================================
Reacquired:
  Class A                                                     (4,837,858)     (66,736,379)    (6,637,587)     (85,525,594)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (818,446)     (11,204,104)    (2,120,974)     (27,077,639)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (881,597)     (11,964,112)    (1,072,394)     (13,638,613)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (1,814)         (24,812)        (6,119)         (81,434)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (8,166,175)    (113,394,807)   (23,451,173)    (301,334,979)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (146,348)      (2,028,724)      (191,739)      (2,521,090)
=========================================================================================================================
                                                              (1,426,698)   $ (20,806,472)   (14,612,807)   $(186,927,336)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Diversified Dividend Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                              SIX MONTHS                                                        (DATE OPERATIONS
                                                 ENDED                      YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                               APRIL 30,          ------------------------------------------       OCTOBER 31,
                                                 2007               2006        2005       2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.88           $  12.11    $  11.48    $ 10.26    $  8.70         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.10               0.19(a)     0.17(b)    0.14       0.06(a)        (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.90               1.92        0.85       1.23       1.54           (1.27)
=================================================================================================================================
    Total from investment operations               1.00               2.11        1.02       1.37       1.60           (1.30)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.11)             (0.18)      (0.18)     (0.15)     (0.04)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.59)             (0.16)      (0.21)        --         --              --
=================================================================================================================================
    Total distributions                           (0.70)             (0.34)      (0.39)     (0.15)     (0.04)             --
=================================================================================================================================
Net asset value, end of period                 $  14.18           $  13.88    $  12.11    $ 11.48    $ 10.26         $  8.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    7.44%             17.66%       8.92%     13.36%     18.39%         (13.00)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $254,654           $262,276    $212,029    $63,513    $22,375         $ 7,834
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.01%(d)           1.00%       1.00%      1.00%      1.51%           1.75%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.01%(d)           1.03%       1.15%      1.70%      2.12%           4.26%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               1.48%(d)           1.43%       1.27%(b)    1.27%     0.65%          (0.34)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            6%                 9%         22%        30%        72%             42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 1.24%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $267,742,734.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                                                                                                      (DATE
                                                   SIX MONTHS                                                      OPERATIONS
                                                     ENDED                   YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                   APRIL 30,        ----------------------------------------       OCTOBER 31,
                                                      2007           2006       2005       2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  13.76        $ 12.01    $ 11.38    $ 10.17    $  8.65         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.06           0.10(a)    0.09(b)    0.07       0.00(a)        (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.88           1.90       0.85       1.21       1.53           (1.27)
=================================================================================================================================
    Total from investment operations                    0.94           2.00       0.94       1.28       1.53           (1.35)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.07)         (0.09)     (0.10)     (0.07)     (0.01)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.59)         (0.16)     (0.21)        --         --              --
=================================================================================================================================
    Total distributions                                (0.66)         (0.25)     (0.31)     (0.07)     (0.01)             --
=================================================================================================================================
Net asset value, end of period                      $  14.04        $ 13.76    $ 12.01    $ 11.38    $ 10.17         $  8.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         7.00%         16.87%      8.28%     12.63%     17.67%         (13.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $100,467        $98,901    $92,394    $45,700    $21,582         $ 7,100
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.66%(d)       1.65%      1.65%      1.65%      2.16%           2.40%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.76%(d)       1.78%      1.85%      2.35%      2.77%           4.91%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.83%(d)       0.78%      0.62%(b)    0.62%     0.00%          (0.99)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 6%             9%        22%        30%        72%             42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $100,658,646.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                      CLASS C
                                                   -----------------------------------------------------------------------------
                                                                                                               DECEMBER 31, 2001
                                                                                                                     (DATE
                                                   SIX MONTHS                                                     OPERATIONS
                                                     ENDED                  YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                   APRIL 30,        ---------------------------------------       OCTOBER 31,
                                                      2007           2006       2005       2004       2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 13.74         $ 11.99    $ 11.37    $ 10.16    $ 8.65         $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.06            0.10(a)    0.09(b)    0.07      0.00(a)        (0.08)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    0.89            1.90       0.84       1.21      1.52           (1.27)
================================================================================================================================
    Total from investment operations                   0.95            2.00       0.93       1.28      1.52           (1.35)
================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.07)          (0.09)     (0.10)     (0.07)    (0.01)             --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.59)          (0.16)     (0.21)        --        --              --
================================================================================================================================
    Total distributions                               (0.66)          (0.25)     (0.31)     (0.07)    (0.01)             --
================================================================================================================================
Net asset value, end of period                      $ 14.03         $ 13.74    $ 11.99    $ 11.37    $10.16         $  8.65
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                        7.09%          16.90%      8.20%     12.64%    17.55%         (13.50)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $56,462         $56,354    $45,513    $15,316    $5,848         $ 1,116
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.66%(d)        1.65%      1.65%      1.65%     2.16%           2.40%(e)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.76%(d)        1.78%      1.85%      2.35%     2.77%           4.91%(e)
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           0.83%(d)        0.78%      0.62%(b)    0.62%    0.00%          (0.99)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                6%              9%        22%        30%       72%             42%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share, excluding the special dividend, remained the same and the ratio of net investment income to average net assets, excluding the special dividend was 0.59%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $56,810,023.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                                         CLASS R
                                                              --------------------------------------------------------------
                                                                                                            OCTOBER 25, 2005
                                                              SIX MONTHS                                      (DATE SALES
                                                                ENDED                 YEAR ENDED             COMMENCED) TO
                                                              APRIL 30,               OCTOBER 31,             OCTOBER 31,
                                                                 2007                    2006                     2005
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.88                  $12.11                  $ 11.99
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08                    0.16(a)                  0.00
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.91                    1.92                     0.12
============================================================================================================================
    Total from investment operations                              0.99                    2.08                     0.12
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.09)                  (0.15)                      --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.60)                  (0.16)                      --
============================================================================================================================
    Total distributions                                          (0.69)                  (0.31)                      --
============================================================================================================================
Net asset value, end of period                                 $ 14.18                  $13.88                  $ 12.11
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   7.31%                  17.38%                    1.00%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   628                  $  430                  $    10
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(c)                1.25%                    1.25%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.26%(c)                1.28%                    1.39%(d)
============================================================================================================================
Ratio of net investment income to average net assets              1.23%(c)                1.18%                    1.03%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                           6%                      9%                      22%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $531,486.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                               INVESTOR CLASS
                                                              ------------------------------------------------
                                                                                                 JULY 15, 2005
                                                              SIX MONTHS                          (DATE SALES
                                                                ENDED            YEAR ENDED      COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,       OCTOBER 31,
                                                                 2007               2006             2005
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   13.88          $    12.11       $    12.36
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11                0.20(a)          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.89                1.92            (0.26)
==============================================================================================================
    Total from investment operations                               1.00                2.12            (0.21)
==============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)              (0.19)           (0.04)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.59)              (0.16)              --
==============================================================================================================
    Total distributions                                           (0.71)              (0.35)           (0.04)
==============================================================================================================
Net asset value, end of period                                $   14.17          $    13.88       $    12.11
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    7.43%              17.77%           (1.68)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,528,494         $1,522,235       $1,546,221
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.92%(c)            0.87%            0.97%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.92%(c)            0.90%            1.09%(d)
==============================================================================================================
Ratio of net investment income to average net assets               1.57%(c)            1.56%            1.30%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                            6%                  9%              22%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,526,196,505.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Diversified Dividend Fund

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                                 OCTOBER 25,
                                                                                                 2005 (DATE
                                                                                                    SALES
                                                                SIX MONTHS       YEAR ENDED     COMMENCED) TO
                                                              ENDED APRIL 30,    OCTOBER 31,     OCTOBER 31,
                                                                   2007             2006            2005
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $         13.88    $     12.12    $       11.99
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.13           0.02(a)          0.00
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.89           2.12             0.13
=============================================================================================================
    Total from investment operations                                     1.02           2.14             0.13
=============================================================================================================
Less distributions:
  Dividends from net investment income                                  (0.14)         (0.22)              --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (0.59)         (0.16)              --
=============================================================================================================
    Total distributions                                                 (0.73)         (0.38)              --
=============================================================================================================
Net asset value, end of period                                $         14.17    $     13.88    $       12.12
_____________________________________________________________________________________________________________
=============================================================================================================
  Total return(b)                                                        7.57%         17.96%            1.08%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $        50,513    $    29,606    $          48
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.66%(c)        0.59%           0.68%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.66%(c)        0.59%           0.80%(d)
=============================================================================================================
Ratio of net investment income to average net assets                     1.83%(c)        1.84%           1.59%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                                  6%             9%              22%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $34,156,024.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain

AIM Diversified Dividend Fund
arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries.

    Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM DIVERSIFIED DIVIDEND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions; and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions,
funds. The example is based on an            The table below also provides information    and redemption fees, if any. Therefore,
investment of $1,000 invested at the         about hypothetical account values and        the hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
entire period November 1, 2006, through      actual expense ratio and an assumed rate     not help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES         ENDING           EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)        (4/30/07)         PERIOD(2)           RATIO
   A               $1,000.00              $1,074.40               $5.19          $1,019.79           $5.06             1.01%
   B                1,000.00               1,070.00                8.52           1,016.56            8.30             1.66
   C                1,000.00               1,070.90                8.52           1,016.56            8.30             1.66
   R                1,000.00               1,073.10                6.48           1,018.55            6.31             1.26
Investor            1,000.00               1,074.30                4.73           1,020.23            4.61             0.92

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM DIVERSIFIED DIVIDEND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,075.70               $3.40        $1,021.52             $3.31             0.66%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              DDI-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first
and prospectuses are available, we will send you    and third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424
   postage.                                         and 002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    DDI-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                         AIM LARGE CAP BASIC VALUE FUND
               Semiannual Report to Shareholders o April 30, 2007

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Letter to Shareholders....................    2
Schedule of Investments...................    3
Financial Statements......................    5
Notes to Financial Statements.............    8
Financial Highlights......................   14
Fund Expenses.............................   19

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM LARGE CAP BASIC VALUE FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.
                                             (1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Large Cap Basic Value Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        19.3%
---------------------------------------------------------
Health Care                                       16.6
---------------------------------------------------------
Consumer Discretionary                            15.8
---------------------------------------------------------
Information Technology                            14.8
---------------------------------------------------------
Industrials                                       11.3
---------------------------------------------------------
Energy                                             7.5
---------------------------------------------------------
Consumer Staples                                   5.2
---------------------------------------------------------
Materials                                          2.7
---------------------------------------------------------
Telecommunication Services                         1.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      5.0
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.02%

ADVERTISING-5.46%

Interpublic Group of Cos., Inc. (The)(a)         852,703   $ 10,812,274
-----------------------------------------------------------------------
Omnicom Group Inc.                               102,581     10,741,257
=======================================================================
                                                             21,553,531
=======================================================================

AEROSPACE & DEFENSE-0.53%

Honeywell International Inc.                      38,429      2,082,083
=======================================================================

APPAREL RETAIL-1.37%

Gap, Inc. (The)                                  300,772      5,398,857
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.96%

Bank of New York Co., Inc. (The)                 190,629      7,716,662
=======================================================================

BREWERS-2.64%

Molson Coors Brewing Co.-Class B                 110,695     10,436,325
=======================================================================

COMPUTER HARDWARE-3.49%

Dell Inc.(a)                                     545,627     13,755,257
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.97%

Deere & Co.                                       35,049      3,834,361
=======================================================================

CONSTRUCTION MATERIALS-2.70%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)             328,017     10,660,552
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-4.08%

First Data Corp.                                 244,758   $  7,930,159
-----------------------------------------------------------------------
Western Union Co.                                389,185      8,192,344
=======================================================================
                                                             16,122,503
=======================================================================

EDUCATION SERVICES-1.97%

Apollo Group, Inc.-Class A(a)                    164,071      7,760,558
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.78%

Waste Management, Inc.                           187,747      7,023,615
=======================================================================

FOOD RETAIL-0.82%

Kroger Co. (The)                                 109,198      3,222,433
=======================================================================

GENERAL MERCHANDISE STORES-2.72%

Target Corp.                                     180,738     10,730,415
=======================================================================

HEALTH CARE DISTRIBUTORS-3.70%

Cardinal Health, Inc.                            208,777     14,603,951
=======================================================================

HEALTH CARE EQUIPMENT-1.43%

Baxter International Inc.                         99,829      5,653,316
=======================================================================

HOME IMPROVEMENT RETAIL-1.95%

Home Depot, Inc. (The)                           203,347      7,700,751
=======================================================================

INDUSTRIAL CONGLOMERATES-6.32%

General Electric Co.                             250,788      9,244,046
-----------------------------------------------------------------------
Tyco International Ltd.                          481,177     15,700,805
=======================================================================
                                                             24,944,851
=======================================================================

AIM Large Cap Basic Value Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.75%

Illinois Tool Works Inc.                         134,514   $  6,901,913
=======================================================================

INSURANCE BROKERS-0.54%

Marsh & McLennan Cos., Inc.                       67,600      2,146,976
=======================================================================

INVESTMENT BANKING & BROKERAGE-3.88%

Merrill Lynch & Co., Inc.                         83,543      7,538,085
-----------------------------------------------------------------------
Morgan Stanley                                    92,371      7,760,088
=======================================================================
                                                             15,298,173
=======================================================================

MANAGED HEALTH CARE-4.09%

UnitedHealth Group Inc.                          304,218     16,141,807
=======================================================================

MOVIES & ENTERTAINMENT-2.31%

Walt Disney Co. (The)                            260,468      9,111,171
=======================================================================

MULTI-LINE INSURANCE-1.71%

American International Group, Inc.                52,583      3,676,077
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     30,353      3,071,724
=======================================================================
                                                              6,747,801
=======================================================================

OIL & GAS DRILLING-2.50%

Transocean Inc.(a)                               114,610      9,879,382
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-5.00%

Halliburton Co.                                  302,722      9,617,478
-----------------------------------------------------------------------
Schlumberger Ltd.                                137,265     10,134,275
=======================================================================
                                                             19,751,753
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.05%

Citigroup Inc.                                   226,337     12,136,190
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             225,513     11,749,227
=======================================================================
                                                             23,885,417
=======================================================================

PACKAGED FOODS & MEATS-1.75%

Unilever N.V. (Netherlands)(b)                   226,634      6,896,217
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


PHARMACEUTICALS-7.43%

Pfizer Inc.                                      326,841   $  8,648,213
-----------------------------------------------------------------------
Sanofi-Aventis (France)(b)                       108,951     10,004,469
-----------------------------------------------------------------------
Wyeth                                            192,520     10,684,860
=======================================================================
                                                             29,337,542
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.09%

ACE Ltd.                                         138,861      8,256,675
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.56%

KLA-Tencor Corp.                                 111,074      6,170,161
=======================================================================

SYSTEMS SOFTWARE-5.64%

CA Inc.                                          492,755     13,432,501
-----------------------------------------------------------------------
Microsoft Corp.                                  294,725      8,824,067
=======================================================================
                                                             22,256,568
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.05%

Fannie Mae                                       204,375     12,041,775
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.78%

Sprint Nextel Corp.                              349,852      7,007,536
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $268,982,018)                         375,030,888
=======================================================================

MONEY MARKET FUNDS-3.91%

Liquid Assets Portfolio-Institutional
  Class(c)                                     7,713,478      7,713,478
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       7,713,478      7,713,478
=======================================================================
    Total Money Market Funds (Cost
      $15,426,956)                                           15,426,956
=======================================================================
TOTAL INVESTMENTS-98.93% (Cost $284,408,974)                390,457,844
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.07%                           4,203,737
=======================================================================
NET ASSETS-100.00%                                         $394,661,581
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $16,900,686, which represented 4.28% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $268,982,018)      $375,030,888
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $15,426,956)                             15,426,956
===========================================================
    Total investments (Cost $284,408,974)       390,457,844
===========================================================
Foreign currencies, at value (Cost $39)                  40
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,741,087
-----------------------------------------------------------
  Fund shares sold                                  542,502
-----------------------------------------------------------
  Dividends                                         235,516
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               67,928
-----------------------------------------------------------
Other assets                                         42,333
===========================================================
    Total assets                                396,087,250
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,041,767
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 92,734
-----------------------------------------------------------
  Fund expenses advanced                             10,827
-----------------------------------------------------------
Accrued distribution fees                           105,943
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,615
-----------------------------------------------------------
Accrued transfer agent fees                          99,160
-----------------------------------------------------------
Accrued operating expenses                           73,623
===========================================================
    Total liabilities                             1,425,669
===========================================================
Net assets applicable to shares outstanding    $394,661,581
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $272,653,621
-----------------------------------------------------------
Undistributed net investment income                 456,817
-----------------------------------------------------------
Undistributed net realized gain                  15,502,272
-----------------------------------------------------------
Unrealized appreciation                         106,048,871
===========================================================
                                               $394,661,581
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $129,088,161
___________________________________________________________
===========================================================
Class B                                        $ 56,042,844
___________________________________________________________
===========================================================
Class C                                        $ 27,847,988
___________________________________________________________
===========================================================
Class R                                        $  2,198,140
___________________________________________________________
===========================================================
Investor Class                                 $ 44,564,443
___________________________________________________________
===========================================================
Institutional Class                            $134,920,005
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,956,699
___________________________________________________________
===========================================================
Class B                                           3,609,742
___________________________________________________________
===========================================================
Class C                                           1,793,763
___________________________________________________________
===========================================================
Class R                                             136,610
___________________________________________________________
===========================================================
Investor Class                                    2,741,810
___________________________________________________________
===========================================================
Institutional Class                               8,243,079
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.22
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.22 divided by
      94.50%)                                  $      17.16
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.52
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      16.09
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      16.25
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.37
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $26,923)       $ 2,500,766
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,280)                            278,709
=========================================================================
    Total investment income                                     2,779,475
=========================================================================

EXPENSES:

Advisory fees                                                   1,070,822
-------------------------------------------------------------------------
Administrative services fees                                       65,843
-------------------------------------------------------------------------
Custodian fees                                                     11,246
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         158,284
-------------------------------------------------------------------------
  Class B                                                         291,538
-------------------------------------------------------------------------
  Class C                                                         135,860
-------------------------------------------------------------------------
  Class R                                                           4,906
-------------------------------------------------------------------------
  Investor Class                                                   55,391
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    340,193
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,295
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          14,134
-------------------------------------------------------------------------
Other                                                             136,756
=========================================================================
    Total expenses                                              2,287,268
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (31,885)
=========================================================================
    Net expenses                                                2,255,383
=========================================================================
Net investment income                                             524,092
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $244,134)                            17,236,231
-------------------------------------------------------------------------
  Foreign currencies                                                5,776
=========================================================================
                                                               17,242,007
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        15,037,970
-------------------------------------------------------------------------
  Foreign currencies                                                  (14)
=========================================================================
                                                               15,037,956
=========================================================================
Net realized and unrealized gain                               32,279,963
=========================================================================
Net increase in net assets resulting from operations          $32,804,055
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    524,092    $  1,462,430
------------------------------------------------------------------------------------------
  Net realized gain                                             17,242,007      29,621,018
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         15,037,956      22,507,916
==========================================================================================
    Net increase in net assets resulting from operations        32,804,055      53,591,364
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (498,577)             --
------------------------------------------------------------------------------------------
  Class R                                                           (3,479)             --
------------------------------------------------------------------------------------------
  Investor Class                                                  (176,408)             --
------------------------------------------------------------------------------------------
  Institutional Class                                             (807,963)       (190,287)
==========================================================================================
    Total distributions from net investment income              (1,486,427)       (190,287)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (6,267,489)             --
------------------------------------------------------------------------------------------
  Class B                                                       (3,114,044)             --
------------------------------------------------------------------------------------------
  Class C                                                       (1,409,982)             --
------------------------------------------------------------------------------------------
  Class R                                                          (91,691)             --
------------------------------------------------------------------------------------------
  Investor Class                                                (2,217,591)             --
------------------------------------------------------------------------------------------
  Institutional Class                                           (4,273,286)             --
==========================================================================================
    Total distributions from net realized gains                (17,374,083)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (18,860,510)       (190,287)
==========================================================================================
Share transactions-net:
  Class A                                                       (2,421,419)    (21,403,749)
------------------------------------------------------------------------------------------
  Class B                                                       (6,556,052)    (17,625,053)
------------------------------------------------------------------------------------------
  Class C                                                         (271,788)     (3,141,903)
------------------------------------------------------------------------------------------
  Class R                                                          382,286         223,229
------------------------------------------------------------------------------------------
  Investor Class                                                (1,512,508)    (27,024,996)
------------------------------------------------------------------------------------------
  Institutional Class                                           45,749,978     (20,483,726)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         35,370,497     (89,456,198)
==========================================================================================
    Net increase (decrease) in net assets                       49,314,042     (36,055,121)
==========================================================================================

NET ASSETS:

  Beginning of period                                          345,347,539     381,402,660
==========================================================================================
  End of period (including undistributed net investment
    income of $456,817 and $1,419,152, respectively)          $394,661,581    $345,347,539
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Basic Value Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Large Cap Basic Value Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Large Cap Basic Value Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.60%
--------------------------------------------------------------------
Next $1 billion                                               0.575%
--------------------------------------------------------------------
Over $2 billion                                               0.55%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 1.22% and 0.97% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $1,624 and reimbursed $15,264 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $254.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be

AIM Large Cap Basic Value Fund

paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $31,923 in front-end sales commissions from the sale of Class A shares and $34, $15,550, $1,890 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 4,247,102      $34,858,310       $(31,391,934)         $   --         $ 7,713,478     $139,071       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             4,247,102       34,858,310        (31,391,934)             --           7,713,478      138,358           --
==================================================================================================================================
  Subtotal        $ 8,494,204      $69,716,620       $(62,783,868)         $   --         $15,426,956     $277,429       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND     REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07       INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,064,265      $ 8,499,860       $(15,564,125)         $   --         $        --     $ 1,280       $   --
=================================================================================================================================
  Total
    Investments
    in
    Affiliates    $15,558,469      $78,216,480       $(78,347,993)         $   --         $15,426,956     $278,709      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities sales of $627,742, which resulted in net realized gains of $244,134, and securities purchases of $14,502,830.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $14,743.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Large Cap Basic Value Fund


    During the six months ended April 30, 2007, the Fund paid legal fees of $3,670 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, there were no securities on loan to brokers. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $1,280 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $65,559,912 and $58,765,299, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $107,113,703
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,664,953)
==============================================================================
Net unrealized appreciation of investment securities             $104,448,750
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $286,009,094.

AIM Large Cap Basic Value Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)              OCTOBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        475,927    $  7,463,713     2,003,429    $ 29,509,350
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        138,678       2,084,065       745,722      10,546,710
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        107,755       1,622,251       253,602       3,604,955
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         28,291         440,664        52,039         761,417
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 115,267       1,810,726       573,538       8,402,610
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,750,074      43,656,320     4,261,077      63,124,408
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        411,557       6,346,210            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        193,241       2,859,977            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         89,508       1,324,724            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          6,216          95,170            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 152,572       2,357,243            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            327,087       5,079,665        13,123         190,287
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        179,206       2,816,942       364,628       5,397,746
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (187,058)     (2,816,942)     (378,891)     (5,397,746)
======================================================================================================================
Reacquired:
  Class A                                                     (1,211,099)    (19,048,284)   (3,835,554)    (56,310,845)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (578,184)     (8,683,152)   (1,608,380)    (22,774,017)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (214,466)     (3,218,763)     (478,309)     (6,746,858)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (9,895)       (153,548)      (37,230)       (538,188)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (363,248)     (5,680,477)   (2,374,939)    (35,427,606)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (187,138)     (2,986,007)   (5,684,681)    (83,798,421)
======================================================================================================================
                                                               2,224,291    $ 35,370,497    (6,130,826)   $(89,456,198)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
      In addition, 32% of the outstanding shares of the fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Large Cap Basic Value Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        -------------------------------------------------------
                                                            2007            2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  15.64        $  13.52    $  12.36    $  11.39    $   9.20    $ 10.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                             0.02            0.06        0.02        0.01       (0.00)      0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.41            2.06        1.14        0.96        2.19      (1.75)
=================================================================================================================================
    Total from investment operations                          1.43            2.12        1.16        0.97        2.19      (1.74)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.06)             --          --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.79)             --          --          --          --         --
=================================================================================================================================
    Total distributions                                      (0.85)             --          --          --          --         --
=================================================================================================================================
Net asset value, end of period                            $  16.22        $  15.64    $  13.52    $  12.36    $  11.39    $  9.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               9.45%          15.68%       9.38%       8.52%      23.80%    (15.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $129,088        $126,700    $129,410    $150,190    $121,980    $94,387
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.23%(c)        1.22%       1.35%       1.33%       1.42%      1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.24%(c)        1.28%       1.37%       1.35%       1.42%      1.38%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.33%(c)        0.40%       0.15%       0.11%      (0.01)%     0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      17%             26%          9%         32%         41%        37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $127,676,910.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2007           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.00         $ 13.06    $ 12.02    $ 11.15    $  9.07    $ 10.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.03)          (0.05)     (0.07)     (0.07)     (0.07)     (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.35            1.99       1.11       0.94       2.15      (1.73)
=================================================================================================================================
    Total from investment operations                             1.32            1.94       1.04       0.87       2.08      (1.79)
=================================================================================================================================
Less distributions from net realized gains                      (0.79)             --         --         --         --         --
=================================================================================================================================
Net asset value, end of period                                $ 15.53         $ 15.00    $ 13.06    $ 12.02    $ 11.15    $  9.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  9.07%          14.86%      8.65%      7.80%     22.93%    (16.48)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $56,043         $60,627    $69,040    $84,896    $80,018    $63,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.98%(c)        1.97%      2.03%      1.98%      2.07%      2.02%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.99%(c)        2.03%      2.05%      2.00%      2.07%      2.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.42)%(c)      (0.35)%    (0.53)%    (0.54)%    (0.66)%    (0.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         17%             26%         9%        32%        41%        37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $58,790,846.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2007           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.99         $ 13.06    $ 12.02    $ 11.15    $  9.07    $ 10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               (0.03)          (0.05)     (0.07)     (0.07)     (0.07)     (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.35            1.98       1.11       0.94       2.15      (1.72)
=================================================================================================================================
    Total from investment operations                             1.32            1.93       1.04       0.87       2.08      (1.78)
=================================================================================================================================
  Less distributions from net realized gains                    (0.79)             --         --         --         --         --
=================================================================================================================================
Net asset value, end of period                                $ 15.52         $ 14.99    $ 13.06    $ 12.02    $ 11.15    $  9.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  9.07%          14.78%      8.65%      7.80%     22.93%    (16.41)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $27,848         $27,153    $26,593    $30,835    $26,566    $21,775
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.98%(c)        1.97%      2.03%      1.98%      2.07%      2.02%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.99%(c)        2.03%      2.05%      2.00%      2.07%      2.02%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.42)%(c)      (0.35)%    (0.53)%    (0.54)%    (0.66)%    (0.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         17%             26%         9%        32%        41%        37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,397,101.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS R
                                                         ----------------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                         SIX MONTHS                                                (DATE SALES
                                                           ENDED                 YEAR ENDED OCTOBER 31,           COMMENCED) TO
                                                         APRIL 30,        ------------------------------------     OCTOBER 31,
                                                            2007           2006      2005      2004      2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 15.50         $13.44    $12.31    $11.36    $ 9.20       $ 11.60
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                            0.01           0.02     (0.00)    (0.01)    (0.02)        (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              1.40           2.04      1.13      0.96      2.18         (2.40)
===============================================================================================================================
    Total from investment operations                         1.41           2.06      1.13      0.95      2.16         (2.40)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.03)            --        --        --        --            --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.79)            --        --        --        --            --
===============================================================================================================================
    Total distributions                                     (0.82)            --        --        --        --            --
===============================================================================================================================
Net asset value, end of period                            $ 16.09         $15.50    $13.44    $12.31    $11.36       $  9.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                              9.37%         15.33%     9.18%     8.36%    23.48%       (20.69)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $ 2,198         $1,736    $1,306    $  991    $  588       $     8
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.48%(c)       1.47%     1.53%     1.48%     1.57%         1.54%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.49%(c)       1.53%     1.55%     1.50%     1.57%         1.54%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.08%(c)       0.15%    (0.03)%   (0.04)%   (0.16)%       (0.05)%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                     17%            26%        9%       32%       41%           37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,978,681.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund

                                                                                      INVESTOR CLASS
                                                           --------------------------------------------------------------------
                                                                                                             SEPTEMBER 30, 2003
                                                           SIX MONTHS                                           (DATE SALES
                                                             ENDED             YEAR ENDED OCTOBER 31,          COMMENCED) TO
                                                           APRIL 30,        -----------------------------       OCTOBER 31,
                                                              2007           2006       2005       2004             2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 15.67         $ 13.55    $ 12.37    $ 11.39         $ 10.98
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.02            0.06       0.03       0.03            0.00
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       1.41            2.06       1.15       0.95            0.41
===============================================================================================================================
    Total from investment operations                           1.43            2.12       1.18       0.98            0.41
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.06)             --         --         --              --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.79)             --         --         --              --
===============================================================================================================================
    Total distributions                                       (0.85)             --         --         --              --
===============================================================================================================================
Net asset value, end of period                              $ 16.25         $ 15.67    $ 13.55    $ 12.37         $ 11.39
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                9.43%          15.65%      9.54%      8.60%           3.73%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $44,564         $44,452    $62,838    $70,548         $   178
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.23%(c)        1.22%      1.28%      1.24%           1.25%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.24%(c)        1.28%      1.30%      1.25%           1.25%(d)
===============================================================================================================================
Ratio of net investment income to average net assets           0.33%(c)        0.40%      0.22%      0.20%           0.16%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                       17%             26%         9%        32%             41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,680,246.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Basic Value Fund

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED         (DATE SALES
                                                                ENDED             OCTOBER 31,        COMMENCED) TO
                                                              APRIL 30,        ------------------     OCTOBER 31,
                                                                 2007           2006       2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  15.82        $ 13.63    $ 12.38       $ 12.62
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.07           0.13       0.10          0.04
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.42           2.09       1.15         (0.28)
===================================================================================================================
    Total from investment operations                               1.49           2.22       1.25         (0.24)
===================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.15)         (0.03)        --            --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.79)            --         --            --
===================================================================================================================
    Total distributions                                           (0.94)         (0.03)        --            --
===================================================================================================================
Net asset value, end of period                                 $  16.37        $ 15.82    $ 13.63       $ 12.38
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                    9.74%         16.28%     10.10%        (1.90)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $134,920        $84,679    $92,214       $18,745
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.73%(c)       0.73%      0.76%         0.80%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.73%(c)       0.73%      0.77%         0.81%(d)
===================================================================================================================
Ratio of net investment income to average net assets               0.83%(c)       0.89%      0.74%         0.64%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                           17%            26%         9%           32%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $99,375,116.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Large Cap Basic Value Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM LARGE CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments; contingent deferred       account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
  CLASS            (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
    A              $1,000.00              $1,094.50               $ 6.39       $1,018.70             $6.16             1.23%
    B               1,000.00               1,090.70                10.26        1,014.98              9.89             1.98
    C               1,000.00               1,090.70                10.26        1,014.98              9.89             1.98
    R               1,000.00               1,093.70                 7.68        1,017.46              7.40             1.48
Investor            1,000.00               1,094.30                 6.39        1,018.70              6.16             1.23

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM LARGE CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,097.40               $3.80        $1,021.17             $3.66             0.73%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM             LCBV-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1.  Log in to your account.

2.  Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                   LCBV-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                            AIM LARGE CAP GROWTH FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Large-Cap Growth

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   16
Fund Expenses ............................   21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --   NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM LARGE CAP GROWTH FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Large Cap Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Information Technology                            19.6%
---------------------------------------------------------
Health Care                                       18.1
---------------------------------------------------------
Consumer Discretionary                            16.4
---------------------------------------------------------
Financials                                        16.2
---------------------------------------------------------
Industrials                                       12.3
---------------------------------------------------------
Consumer Staples                                   6.0
---------------------------------------------------------
Telecommunication Services                         4.4
---------------------------------------------------------
Energy                                             3.6
---------------------------------------------------------
Materials                                          2.6
---------------------------------------------------------
Utilities                                          0.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       --
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.09%

AEROSPACE & DEFENSE-8.53%

Boeing Co. (The)                                 475,448   $   44,216,664
-------------------------------------------------------------------------
General Dynamics Corp.                           507,296       39,822,736
-------------------------------------------------------------------------
Lockheed Martin Corp.                            752,079       72,304,875
-------------------------------------------------------------------------
Raytheon Co.                                     636,602       34,083,671
=========================================================================
                                                              190,427,946
=========================================================================

APPAREL RETAIL-1.90%

American Eagle Outfitters, Inc.                  680,905       20,066,270
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                             797,959       22,255,077
=========================================================================
                                                               42,321,347
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.99%

Coach, Inc.(a)                                   451,000       22,022,330
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.98%

Ameriprise Financial, Inc.                       369,076       21,948,950
=========================================================================

AUTOMOTIVE RETAIL-0.92%

AutoZone, Inc.(a)                                155,000       20,621,200
=========================================================================

BREWERS-1.02%

Anheuser-Busch Cos., Inc.                        461,000       22,676,590
=========================================================================

COMMUNICATIONS EQUIPMENT-3.87%

Cisco Systems, Inc.(a)                         3,232,525       86,437,718
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


COMPUTER HARDWARE-5.87%

Apple, Inc.(a)                                   202,691   $   20,228,562
-------------------------------------------------------------------------
Hewlett-Packard Co.                            2,070,308       87,242,779
-------------------------------------------------------------------------
International Business Machines Corp.            230,702       23,580,051
=========================================================================
                                                              131,051,392
=========================================================================

DEPARTMENT STORES-5.96%

J.C. Penney Co., Inc.                            430,990       34,086,999
-------------------------------------------------------------------------
Kohl's Corp.(a)                                  244,784       18,123,808
-------------------------------------------------------------------------
Nordstrom, Inc.                                  896,951       49,260,549
-------------------------------------------------------------------------
Sears Holdings Corp.(a)(b)                       165,419       31,580,141
=========================================================================
                                                              133,051,497
=========================================================================

DIVERSIFIED METALS & MINING-0.75%

Freeport-McMoRan Copper & Gold, Inc.(b)          249,910       16,783,956
=========================================================================

FOOD RETAIL-0.96%

Safeway Inc.(b)                                  588,856       21,375,473
=========================================================================

FOOTWEAR-1.09%

NIKE, Inc.-Class B                               453,000       24,398,580
=========================================================================

GENERAL MERCHANDISE STORES-0.76%

Family Dollar Stores, Inc.                       534,473       17,017,620
=========================================================================

HEALTH CARE DISTRIBUTORS-3.54%

AmerisourceBergen Corp.(b)                       723,000       36,142,770
-------------------------------------------------------------------------
McKesson Corp.                                   727,725       42,812,062
=========================================================================
                                                               78,954,832
=========================================================================

AIM Large Cap Growth Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-2.19%

Baxter International Inc.                        460,222   $   26,062,372
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                         251,883       22,790,374
=========================================================================
                                                               48,852,746
=========================================================================

HEALTH CARE SERVICES-1.65%

Laboratory Corp. of America Holdings(a)(b)       239,578       18,912,287
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                  229,245       17,885,695
=========================================================================
                                                               36,797,982
=========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.07%

Manpower Inc.                                    297,800       23,898,450
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.76%

NRG Energy, Inc.(a)                              214,000       16,897,440
=========================================================================

INDUSTRIAL CONGLOMERATES-0.83%

McDermott International, Inc.(a)                 346,950       18,617,337
=========================================================================

INTEGRATED OIL & GAS-3.55%

Exxon Mobil Corp.                                227,718       18,076,255
-------------------------------------------------------------------------
Marathon Oil Corp.                               360,520       36,610,806
-------------------------------------------------------------------------
Occidental Petroleum Corp.                       485,031       24,591,072
=========================================================================
                                                               79,278,133
=========================================================================

INTERNET RETAIL-0.80%

Expedia, Inc.(a)(b)                              753,000       17,785,860
=========================================================================

INTERNET SOFTWARE & SERVICES-0.88%

Google Inc.-Class A(a)                            41,865       19,734,324
=========================================================================

INVESTMENT BANKING & BROKERAGE-6.40%

Goldman Sachs Group, Inc. (The)                  419,228       91,647,433
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    268,705       20,228,112
-------------------------------------------------------------------------
Morgan Stanley                                   370,000       31,083,700
=========================================================================
                                                              142,959,245
=========================================================================

IT CONSULTING & OTHER SERVICES-2.68%

Accenture Ltd.-Class A                         1,532,738       59,930,056
=========================================================================

LEISURE PRODUCTS-0.74%

Mattel, Inc.                                     582,309       16,479,345
=========================================================================

LIFE & HEALTH INSURANCE-2.21%

Prudential Financial, Inc.                       518,308       49,239,260
=========================================================================

MANAGED HEALTH CARE-3.61%

Coventry Health Care, Inc.(a)                    380,802       22,021,779
-------------------------------------------------------------------------
UnitedHealth Group Inc.                          544,429       28,887,403
-------------------------------------------------------------------------
WellPoint Inc.(a)                                375,776       29,675,031
=========================================================================
                                                               80,584,213
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


MOVIES & ENTERTAINMENT-0.89%

News Corp.-Class A                               882,524   $   19,759,712
=========================================================================

MULTI-LINE INSURANCE-1.53%

Assurant, Inc.                                   595,000       34,230,350
=========================================================================

OFFICE ELECTRONICS-0.83%

Xerox Corp.(a)                                 1,001,762       18,532,597
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.27%

JPMorgan Chase & Co.                             543,780       28,330,938
=========================================================================

PHARMACEUTICALS-3.96%

Forest Laboratories, Inc.(a)                     505,967       26,922,504
-------------------------------------------------------------------------
Merck & Co. Inc.                                 655,726       33,730,546
-------------------------------------------------------------------------
Schering-Plough Corp.                            874,369       27,743,728
=========================================================================
                                                               88,396,778
=========================================================================

PROPERTY & CASUALTY INSURANCE-3.84%

Ambac Financial Group, Inc.                      193,325       17,747,235
-------------------------------------------------------------------------
Chubb Corp. (The)                                590,904       31,808,362
-------------------------------------------------------------------------
SAFECO Corp.(b)                                  286,000       19,087,640
-------------------------------------------------------------------------
Travelers Cos., Inc. (The)                       317,328       17,167,445
=========================================================================
                                                               85,810,682
=========================================================================

PUBLISHING-1.34%

McGraw-Hill Cos., Inc. (The)                     456,881       29,939,412
=========================================================================

SOFT DRINKS-1.14%

PepsiCo, Inc.                                    384,484       25,410,548
=========================================================================

SYSTEMS SOFTWARE-4.69%

BMC Software, Inc.(a)                            749,969       24,276,497
-------------------------------------------------------------------------
Microsoft Corp.                                1,583,410       47,407,295
-------------------------------------------------------------------------
Oracle Corp.(a)                                1,749,613       32,892,724
=========================================================================
                                                              104,576,516
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.82%

Avnet, Inc.(a)                                   450,000       18,405,000
=========================================================================

TOBACCO-1.27%

UST Inc.(b)                                      501,889       28,447,068
=========================================================================
    Total Domestic Common Stocks (Cost
      $1,519,013,441)                                       1,921,983,423
=========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-13.94%

HONG KONG-1.24%

China Mobile Ltd. (Wireless Telecommunication
  Services)(c)                                 3,064,000       27,675,135
=========================================================================

AIM Large Cap Growth Fund


                                                SHARES         VALUE
-------------------------------------------------------------------------

MEXICO-4.16%

America Movil S.A. de C.V.-Series L -ADR
  (Wireless Telecommunication Services)        1,353,596   $   71,104,398
-------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                            775,207       21,744,556
=========================================================================
                                                               92,848,954
=========================================================================

SWITZERLAND-4.10%

ABB Ltd. (Heavy Electrical Equipment)(c)       2,107,807       42,127,107
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(c)          131,691       24,841,381
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(c)                               123,000       24,464,973
=========================================================================
                                                               91,433,461
=========================================================================

UNITED KINGDOM-4.44%

AstraZeneca PLC-ADR (Pharmaceuticals)            432,078       23,466,156
-------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(c)          1,660,000       35,008,311
-------------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified Metals &
  Mining)(b)                                      71,537       17,455,028
-------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(c)                   994,462       23,226,647
=========================================================================
                                                               99,156,142
=========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $228,154,760)                    311,113,692
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-0.32%

Liquid Assets Portfolio-Institutional
  Class(d)                                     3,583,677   $    3,583,677
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class          3,583,677        3,583,677
=========================================================================
    Total Money Market Funds (Cost
      $7,167,354)                                               7,167,354
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.35% (Cost
  $1,754,335,555)                                           2,240,264,469
=========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.36%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  74,932,859      74,932,859
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities
      loaned)(Cost $74,932,859)                                74,932,859
=========================================================================
TOTAL INVESTMENTS-103.71% (Cost
  $1,829,268,414)                                           2,315,197,328
=========================================================================
OTHER ASSETS LESS LIABILITIES-(3.71)%                         (82,779,198)
=========================================================================
NET ASSETS-100.00%                                         $2,232,418,130
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $177,343,554, which represented 7.94% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost
  $1,747,168,201)*                           $ 2,233,097,115
------------------------------------------------------------
Investments in affiliated money market
  funds (Cost $82,100,213)                        82,100,213
============================================================
    Total Investments (Cost $1,829,268,414)    2,315,197,328
============================================================
Foreign currencies, at value (Cost $3,423)             3,543
------------------------------------------------------------
Cash                                               1,846,830
------------------------------------------------------------
Receivables for:
  Investments sold                                       679
------------------------------------------------------------
  Fund shares sold                                 4,404,785
------------------------------------------------------------
  Dividends                                          794,808
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  306,581
------------------------------------------------------------
Other assets                                          49,721
============================================================
    Total assets                               2,322,604,275
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,846,830
------------------------------------------------------------
  Fund shares reacquired                          10,283,326
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 548,374
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        74,932,859
------------------------------------------------------------
Accrued distribution fees                            850,357
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,890
------------------------------------------------------------
Accrued transfer agent fees                        1,116,223
------------------------------------------------------------
Accrued operating expenses                           604,286
============================================================
    Total liabilities                             90,186,145
============================================================
Net assets applicable to shares outstanding  $ 2,232,418,130
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,128,657,159
------------------------------------------------------------
Undistributed net investment income (loss)        (8,653,238)
------------------------------------------------------------
Undistributed net realized gain (loss)        (1,373,515,530)
------------------------------------------------------------
Unrealized appreciation                          485,929,739
============================================================
                                             $ 2,232,418,130
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   967,904,932
____________________________________________________________
============================================================
Class B                                      $   538,194,307
____________________________________________________________
============================================================
Class C                                      $   173,668,027
____________________________________________________________
============================================================
Class R                                      $     9,962,366
____________________________________________________________
============================================================
Investor Class                               $   345,174,927
____________________________________________________________
============================================================
Institutional Class                          $   197,513,571
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           80,752,636
____________________________________________________________
============================================================
Class B                                           47,467,458
____________________________________________________________
============================================================
Class C                                           15,315,375
____________________________________________________________
============================================================
Class R                                              838,707
____________________________________________________________
============================================================
Investor Class                                    28,624,526
____________________________________________________________
============================================================
Institutional Class                               16,207,267
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         11.99
------------------------------------------------------------
  Offering price per share
    (Net asset value of $11.99 divided by
      94.50%)                                $         12.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         11.34
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         11.34
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         11.88
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         12.06
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         12.19
____________________________________________________________
============================================================
* At April 30, 2007, securities with an aggregate value of
  $72,501,097 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $73,988)       $ 10,749,175
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $4,654)                                                       555,653
==========================================================================
    Total investment income                                     11,304,828
==========================================================================

EXPENSES:

Advisory fees                                                    7,236,273
--------------------------------------------------------------------------
Administrative services fees                                       245,180
--------------------------------------------------------------------------
Custodian fees                                                      72,264
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,213,420
--------------------------------------------------------------------------
  Class B                                                        2,964,573
--------------------------------------------------------------------------
  Class C                                                          874,682
--------------------------------------------------------------------------
  Class R                                                           28,702
--------------------------------------------------------------------------
  Investor Class                                                   249,197
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   4,146,306
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                25,331
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           46,559
--------------------------------------------------------------------------
Other                                                              417,746
==========================================================================
    Total expenses                                              17,520,233
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (432,195)
==========================================================================
    Net expenses                                                17,088,038
==========================================================================
Net investment income (loss)                                   (5,783,210)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                         19,070,121
--------------------------------------------------------------------------
  Foreign currencies                                               237,148
==========================================================================
                                                                19,307,269
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        139,062,517
--------------------------------------------------------------------------
  Foreign currencies                                                   165
==========================================================================
                                                               139,062,682
==========================================================================
Net realized and unrealized gain                               158,369,951
==========================================================================
Net increase in net assets resulting from operations          $152,586,741
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (5,783,210)   $   (6,388,762)
----------------------------------------------------------------------------------------------
  Net realized gain                                               19,307,269        34,640,620
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          139,062,682        41,073,265
==============================================================================================
    Net increase in net assets resulting from operations         152,586,741        69,325,123
==============================================================================================
Share transactions-net:
  Class A                                                        (80,672,591)      797,818,235
----------------------------------------------------------------------------------------------
  Class B                                                       (137,543,635)      531,931,575
----------------------------------------------------------------------------------------------
  Class C                                                        (17,461,516)      127,954,867
----------------------------------------------------------------------------------------------
  Class R                                                         (1,972,588)        8,586,939
----------------------------------------------------------------------------------------------
  Investor Class                                                 (26,225,590)      (45,992,082)
----------------------------------------------------------------------------------------------
  Institutional Class                                             50,314,427           731,505
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (213,561,493)    1,421,031,039
==============================================================================================
    Net increase (decrease) in net assets                        (60,974,752)    1,490,356,162
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,293,392,882       803,036,720
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(8,653,238) and $(2,870,028),
    respectively)                                             $2,232,418,130    $2,293,392,882
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Large Cap Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Large Cap Growth Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2012, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.32% and 1.07% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $59,457.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $271.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Large Cap Growth Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $98,347 in front-end sales commissions from the sale of Class A shares and $466, $224,267, $6,629 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $18,157,343      $128,426,717      $(143,000,383)          $--          $ 3,583,677     $276,237         $--
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            18,157,343       128,426,717       (143,000,383)          --             3,583,677      274,762         --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                                                                      --                                            --
==================================================================================================================================
  Subtotal        $36,314,686      $256,853,434      $(286,000,766)          $--          $ 7,167,354     $550,999         $--
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND     REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07       INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            34,785,504       583,128,949       (542,981,594)          --            74,932,859       4,654         --
=================================================================================================================================
  Total
    Investments
    in
    Affiliates    $71,100,190      $839,982,383      $(828,982,360)          $--          $82,100,213     $555,653        $--
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities purchases of $7,557,027.

AIM Large Cap Growth Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $155,208.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $8,561 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $72,501,097 were on loan to brokers. The loans were secured by cash collateral of $74,932,859 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $4,654 for securities lending transactions, which are net of compensation to counterparties.

AIM Large Cap Growth Fund

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $1,138,605,480 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2008                                                $  295,983,167
------------------------------------------------------------------------------
October 31, 2009                                                   617,527,392
------------------------------------------------------------------------------
October 31, 2010                                                   431,057,632
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,379,663,795
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003 and March 27, 2006, the dates the reorganizations of INVESCO Growth Fund and AIM Blue Chip Fund, respectively, into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $601,774,996 and $789,291,723, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $477,367,779
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,040,990)
==============================================================================
Net unrealized appreciation of investment securities             $473,326,789
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,841,870,539.

AIM Large Cap Growth Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                   APRIL 30, 2007(a)                 OCTOBER 31, 2006
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,663,927    $  42,309,639       7,313,552    $   79,031,698
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,257,440       13,783,571       2,428,981        25,242,050
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         846,266        9,274,533       1,736,978        17,948,117
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         253,463        2,863,442         257,873         2,752,465
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  873,191       10,148,089       2,925,879        32,053,695
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,719,266       55,588,365       8,121,610        89,171,285
============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --               --      76,630,601       856,263,389
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      65,818,985       701,371,944
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      13,971,151       148,874,411
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --         684,951         7,603,848
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --       2,338,111        26,266,730
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --         567,245         6,405,708
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,428,061       63,052,171       5,883,942        63,398,791
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,730,802)     (63,052,171)     (6,181,086)      (63,398,791)
============================================================================================================================
Reacquired:
  Class A                                                     (16,049,484)    (186,034,401)    (18,606,521)     (200,875,643)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,053,457)     (88,275,035)    (12,775,786)     (131,283,628)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,440,822)     (26,736,049)     (3,780,840)      (38,867,661)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (426,113)      (4,836,030)       (162,796)       (1,769,374)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (3,134,697)     (36,373,679)     (9,601,772)     (104,312,507)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (449,236)      (5,273,938)     (8,833,359)      (94,845,488)
============================================================================================================================
                                                              (19,242,997)   $(213,561,493)    128,737,699    $1,421,031,039
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There is one entity that is each record owners of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 7% of the outstanding shares are owned by AIM.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Blue Chip Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Blue Chip Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 160,011,044 shares of the Fund for 143,598,634 shares of AIM Blue Chip Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Blue Chip Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Blue Chip to the net asset value of the Fund on the close of business, March 24, 2006. AIM Blue Chip Fund's net assets as of the close of business on March 24, 2006 of $1,746,786,030 including $179,650,513 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $888,920,491. The combined aggregate net assets of the Fund subsequent to the reorganization were $2,635,706,521.

AIM Large Cap Growth Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                             2007            2006        2005           2004           2003           2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  11.19        $  10.12    $   9.16       $   8.88       $   7.37       $   8.82
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.02)(a)       (0.01)      (0.02)(b)      (0.08)(a)      (0.08)(a)      (0.09)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.82            1.08        0.98           0.36           1.59          (1.36)
============================================================================================================================
    Total from investment operations           0.80            1.07        0.96           0.28           1.51          (1.45)
============================================================================================================================
Less distributions:
Net asset value, end of period             $  11.99        $  11.19    $  10.12       $   9.16       $   8.88       $   7.37
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                7.15%          10.57%      10.48%          3.15%         20.49%        (16.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $967,905        $981,750    $166,860       $177,498       $154,052       $105,320
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.33%(d)        1.32%       1.47%          1.54%          1.82%          1.70%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.36%(d)        1.42%       1.56%          1.55%          1.82%          1.70%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.33)%(d)      (0.17)%     (0.20)%(b)     (0.92)%        (1.01)%        (1.01)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                       27%             70%        103%           111%           123%           111%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $978,780,388.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund

                                                                               CLASS B
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                             2007            2006        2005           2004           2003           2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.63        $   9.69    $   8.82       $   8.61       $   7.20       $   8.67
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)       (0.07)      (0.09)(b)      (0.14)(a)      (0.12)(a)      (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.77            1.01        0.96           0.35           1.53          (1.33)
============================================================================================================================
    Total from investment operations           0.71            0.94        0.87           0.21           1.41          (1.47)
============================================================================================================================
Less distributions:
Net asset value, end of period             $  11.34        $  10.63    $   9.69       $   8.82       $   8.61       $   7.20
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                6.68%           9.70%       9.86%          2.44%         19.58%        (16.96)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $538,194        $637,594    $103,688       $112,931       $122,011       $104,040
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.08%(d)        2.07%       2.15%          2.19%          2.47%          2.35%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.11%(d)        2.17%       2.24%          2.20%          2.47%          2.35%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.08)%(d)      (0.92)%     (0.88)%(b)     (1.57)%        (1.66)%        (1.66)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                       27%             70%        103%           111%           123%           111%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $597,828,348.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS C
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------
                                             2007            2006       2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.63        $   9.69    $  8.83       $  8.62       $  7.21       $  8.67
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)       (0.07)     (0.09)(b)     (0.14)(a)     (0.12)(a)     (0.14)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.77            1.01       0.95          0.35          1.53         (1.32)
========================================================================================================================
    Total from investment operations           0.71            0.94       0.86          0.21          1.41         (1.46)
========================================================================================================================
Net asset value, end of period             $  11.34        $  10.63    $  9.69       $  8.83       $  8.62       $  7.21
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                6.68%           9.70%      9.74%         2.44%        19.56%       (16.84)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $173,668        $179,730    $48,293       $48,420       $44,272       $36,575
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.08%(d)        2.07%      2.15%         2.19%         2.47%         2.35%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.11%(d)        2.17%      2.24%         2.20%         2.47%         2.35%
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.08)%(d)      (0.92)%    (0.88)%(b)    (1.57)%       (1.66)%       (1.66)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                       27%             70%       103%          111%          123%          111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $176,386,104.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund


                                                                                CLASS R
                                          -----------------------------------------------------------------------------------
                                                                                                                JUNE 3, 2002
                                          SIX MONTHS                                                            (DATE SALES
                                           ENDED                       YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                          APRIL 30,        ----------------------------------------------       OCTOBER 31,
                                            2007            2006       2005          2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.10         $ 10.07    $  9.13       $  8.87       $  7.37          $  8.40
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.03)(a)       (0.03)     (0.04)(b)     (0.10)(a)     (0.09)(a)        (0.04)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.81            1.06       0.98          0.36          1.59            (0.99)
=============================================================================================================================
    Total from investment operations          0.78            1.03       0.94          0.26          1.50            (1.03)
=============================================================================================================================
Net asset value, end of period             $ 11.88         $ 11.10    $ 10.07       $  9.13       $  8.87          $  7.37
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                               7.03%          10.23%     10.30%         2.93%        20.35%          (12.26)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $ 9,962         $11,231    $ 2,330       $ 2,761       $ 2,127          $     9
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.58%(d)        1.57%      1.65%         1.69%         1.97%            1.85%(e)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.61%(d)        1.67%      1.74%         1.70%         1.97%            1.85%(e)
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.58)%(d)      (0.42)%    (0.38)%(b)    (1.07)%       (1.16)%          (1.16)%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                      27%             70%       103%          111%          123%             111%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.54)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $11,575,817.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                             INVESTOR CLASS
                                          ------------------------------------------------------------------------------------
                                                                                                        SEPTEMBER 30, 2003
                                          SIX MONTHS                                                     (DATE SALES
                                            ENDED                YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                          APRIL 30,        -----------------------------------           OCTOBER 31,
                                            2007             2006        2005           2004                 2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  11.25        $  10.18    $   9.20       $   8.88                 $  8.24
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.01)(a)       (0.01)      (0.01)(b)      (0.05)(a)(c)            (0.01)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
    and unrealized)                            0.82            1.08        0.99           0.37                    0.65
==============================================================================================================================
    Total from investment operations           0.81            1.07        0.98           0.32                    0.64
==============================================================================================================================
Less distributions:
Net asset value, end of period             $  12.06        $  11.25    $  10.18       $   9.20                 $  8.88
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(d)                                7.20%          10.51%      10.65%          3.60%(c)                7.77%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $345,175        $347,621    $358,498       $376,905                 $   174
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.23%(e)        1.27%       1.34%          1.19%(c)                1.56%(f)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.26%(e)        1.37%       1.43%          1.42%                   1.56%(f)
==============================================================================================================================
Ratio of net investment income to
  average net assets                          (0.23)%(e)      (0.12)%     (0.07)%(b)     (0.57)%(c)              (0.75)%(f)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(g)                       27%             70%        103%           111%                    123%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.23)%, respectively.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses, the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79)% and 3.27%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $345,450,470.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Large Cap Growth Fund


                                                                                  INSTITUTIONAL CLASS
                                                         ---------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                         SIX MONTHS                                      (DATE SALES
                                                           ENDED             YEAR ENDED OCTOBER 31,     COMMENCED) TO
                                                         APRIL 30,          ------------------------     OCTOBER 31,
                                                           2007               2006            2005           2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  11.35          $  10.21        $   9.18           $  9.13
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.02(a)           0.05            0.03(b)          (0.01)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                               0.82              1.09            1.00              0.06
==============================================================================================================================
    Total from investment operations                          0.84              1.14            1.03              0.05
==============================================================================================================================
Less distributions:
Net asset value, end of period                            $  12.19          $  11.35        $  10.21           $  9.18
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                               7.40%            11.17%          11.22%             0.55%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $197,514          $135,466        $123,368           $22,190
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.74%(d)          0.74%           0.81%             0.92%(e)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.75%(d)          0.76%           0.88%             0.93%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.26%(d)          0.41%           0.46%(b)          (0.30)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                      27%               70%            103%              111%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.30%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $154,776,448.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Large Cap Growth Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions; and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES         ENDING           EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)        (4/30/07)         PERIOD(2)           RATIO
   A               $1,000.00              $1,071.50              $ 6.83          $1,018.20          $ 6.66             1.33%
   B                1,000.00               1,066.80               10.66           1,014.48           10.39             2.08
   C                1,000.00               1,066.80               10.66           1,014.48           10.39             2.08
   R                1,000.00               1,070.30                8.11           1,016.96            7.90             1.58
Investor            1,000.00               1,072.00                6.32           1,018.70            6.16             1.23

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,074.00               $3.81        $1,021.12             $3.71             0.74%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              LCG-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    LCG-SAR-1         A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007


By: /s/ Sidney M. Dilgren
    ----------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 5, 2007

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.